UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08957
                                                    ----------------------------

                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                   Date of reporting period: FEBRUARY 28, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

TABLE OF CONTENTS

Fund Profile .............................................................     1

Financial Statements .....................................................     2

   Investment Portfolio ..................................................     3

   Portfolio Statement of Assets and Liabilities .........................    11

   Portfolio Statement of Operations .....................................    12

   Portfolio Statements of Changes in Net Assets .........................    13

   Portfolio Statement of Cash Flows .....................................    14

   Portfolio Financial Highlights ........................................    15

   Fund Statement of Assets and Liabilities ..............................    16

   Fund Statement of Operations ..........................................    17

   Fund Statements of Changes in Net Assets ..............................    18

   Fund Financial Highlights .............................................    19

   Notes to Financial Statements .........................................    20

Important Information About This Report ..................................    26

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

      A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
--------------------------------------------------------------------------------

                                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

                                    OBJECTIVE

                           The Fund invests all of its
                          investable assets in Highland
                              Floating Rate Limited
                             Liability Company (the
                           "Portfolio"). The Portfolio
                          seeks a high level of current
                             income, consistent with
                             preservation of capital

                                TOTAL NET ASSETS
                                (AS OF 02/28/05)

                                  $64.6 million

The information below gives you a snapshot of your Fund at the end of the reporting period. Your Fund is actively managed and the composition of its portfolio will change over time.

QUALITY BREAKDOWN AS OF 02/28/05 (%)

-------------------------------------------------------------------------
 Ba                                                                 23.9
-------------------------------------------------------------------------
 B                                                                  53.7
-------------------------------------------------------------------------
 Caa                                                                 4.9
-------------------------------------------------------------------------
 NR                                                                 17.1
-------------------------------------------------------------------------
 Other                                                               0.4
-------------------------------------------------------------------------

TOP 5 SECTORS AS OF 02/28/05 (%)

-------------------------------------------------------------------------
 Cable & Satellite Television                                       10.5
-------------------------------------------------------------------------
 Health Care                                                         7.8
-------------------------------------------------------------------------
 Chemicals/Plastics                                                  5.8
-------------------------------------------------------------------------
 Utilities                                                           5.4
-------------------------------------------------------------------------
 Telecommunications/Wireless                                         5.3
-------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF 02/28/05 (%)

-------------------------------------------------------------------------
 General Growth Properties, Inc., Tranche B Term Loan                2.1
-------------------------------------------------------------------------
 Cricket Communications, Inc., Term Loan B                           1.5
-------------------------------------------------------------------------
 Century Cable Holdings LLC, Term Loan                               1.5
-------------------------------------------------------------------------
 Charter Communications Operating LLC, Tranche B Term Loan           1.4
-------------------------------------------------------------------------
 Hilton Head Communications LP, Revolver                             1.4
-------------------------------------------------------------------------
 LNR Property Corp., Tranche B Term Loan                             1.3
-------------------------------------------------------------------------
 OpBiz LLC, Term Loan A                                              1.2
-------------------------------------------------------------------------
 UPC Financing Partnership, Term Loan C2                             1.2
-------------------------------------------------------------------------
 Qwest Corp., Term Loan B                                            1.1
-------------------------------------------------------------------------
 Acterna Corp., Term Loan                                            1.0
-------------------------------------------------------------------------

Quality is calculated as a percentage of total investments. Sectors and holdings are calculated as a percentage of net assets.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEBRUARY 28, 2005               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

                                        A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

                INVESTMENT PORTFOLIO    The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

 STATEMENT OF ASSETS AND LIABILITIES    This statement details the Fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

             STATEMENT OF OPERATIONS    This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations.

  STATEMENT OF CHANGES IN NET ASSETS    This statement demonstrates how the Fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                        during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

             STATEMENT OF CASH FLOWS    The Statement of Cash Flows reports net cash provided or used by operating, investing and financing activities and the net effect of those flows on cash and cash equivalents during the period.

       NOTES TO FINANCIAL STATEMENTS    These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

                FINANCIAL HIGHLIGHTS    The Financial Highlights demonstrate how the Fund's net asset value per share was affected by the fund's operating results. The Financial
                                        Highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (A) - 97.9%

AEROSPACE/DEFENSE - 0.5%
    1,985,000   CACI International, Inc.
                  Term Loan, 4.59%, 05/03/11 ..................       2,014,775
    3,000,000   Vought Aircraft Industries, Inc.
                  Term Loan, 5.17%, 12/22/11 ..................       3,048,750
                                                                  -------------
                                                                      5,063,525
                                                                  -------------

AIR TRANSPORT - 0.2%
    1,992,350   United Airlines, Inc.
                  Tranche B, 7.50%, 06/30/05 ..................       2,013,509
                                                                  -------------

AUTOMOTIVE - 4.7%
                CSA Acquisition Corp.
    1,150,000     Tranche B Term Loan,
                  4.75%, 12/23/11 .............................       1,167,969
      616,667     Tranche C Term Loan,
                  4.75%, 12/23/11 .............................         625,917
                Federal-Mogul Corp.
      392,157     Letter of Credit, 12/09/05 (b) ..............         398,039
    1,372,995     Supplemental Revolver,
                  6.15%, 12/09/05 (c) .........................       1,348,420
    3,607,843     Term Loan, 12/09/11 (b) .....................       3,440,980
    5,000,000     Tranche B Term Loan,
                  5.17%, 06/30/05 .............................       4,768,750
    1,048,750     Tranche C Term Loan,
                  6.42%, 12/09/05 .............................       1,055,305
    5,000,000   Goodyear Tire & Rubber Co.
                  Term Loan ABL Tranche A,
                  6.56%, 03/31/06 .............................       5,068,750
    3,933,729   Hayes Lemmerz International, Inc.
                  Term Loan, 6.24%, 06/03/09 ..................       4,023,890
    3,990,000   J.L. French Automotive Castings, Inc.
                  First Lien Term Loan,
                  6.95%, 07/31/11 .............................       4,021,601
                Key Automotive Group
    5,526,534     Term Loan B, 5.70%, 06/29/10 ................       5,630,212
    6,250,000     Term Loan C, 8.02%, 06/25/11 ................       6,308,625
                Key Plastics Holdings, Inc.
       55,843     Junior Secured Subordinated
                  Notes,
                  18.32%, 04/26/07 (d) ........................          50,258
      101,433     Senior Secured Subordinated
                  Notes,
                  7.00%, 04/26/07 (d) .........................          81,146
      913,043   Keystone Automotive Industries, Inc.
                  Term Loan, 5.61%, 10/30/09 ..................         923,315
    3,980,000   Stanadyne Corp.
                  Term Loan, 6.00%, 08/02/10 ..................       4,029,750
                Tenneco Automotive, Inc.
    1,779,338     Tranche B Term Loan, 12/12/10 (b) ...........       1,779,338
      907,701     Tranche B-1 Credit Linked Deposit,
                  12/12/10 (b) ................................         907,701
                                                                  -------------
                                                                     45,629,966
                                                                  -------------

BEVERAGE & TOBACCO - 2.0%
    2,887,500   Caribbean Restaurant LLC
                  Tranche B, 5.34%, 06/30/09 ..................       2,935,317
      853,171   Commonwealth Brands, Inc.
                  Term Loan, 5.94%, 08/28/07 ..................         871,301
    2,825,833   Constellation Brands, Inc.
                  Tranche B Term Loan,
                  4.40%, 11/30/11 .............................       2,869,238
    5,379,658   Dr. Pepper Bottling Company of
                  Texas Term Loan B,
                  4.48%, 12/19/10 .............................       5,481,871

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

BEVERAGE & TOBACCO (CONTINUED)
    2,400,000   DS Waters Enterprises LP
                  Term Loan, 6.85%, 11/07/09 ..................       2,232,000
    2,925,135   Southern Wine & Spirits of America,
                  Inc.
                  Term Loan B, 4.81%, 07/02/08 ................       2,968,544
    2,000,000   Sunny Delight Beverage Co.
                  First Lien Term Loan,
                  6.79%, 08/20/10 .............................       1,995,000
                                                                  -------------
                                                                     19,353,271
                                                                  -------------

BROADCAST RADIO & TELEVISION - 1.3%
    2,000,000   Emmis Operating Co.
                  Tranche B Term Loan,
                  4.34%, 11/10/11 .............................       2,026,120
    2,000,000   Freedom Communications, Inc.
                  Tranche B Term Loan,
                  4.60%, 05/18/12 .............................       2,032,200
    2,654,830   GT Brands LLC
                  Term Loan, 10.50%, 09/30/07 .................         716,804
    4,331,250   Spanish Broadcasting Systems, Inc.
                  Term Loan B, 5.92%, 10/30/09 ................       4,412,461
    2,970,000   Warner Music Group
                  Term Loan B, 5.09%, 02/28/11 ................       3,021,025
                                                                  -------------
                                                                     12,208,610
                                                                  -------------

BUILDING & DEVELOPMENT PRODUCTS - 3.3%
    2,000,000   DESA LLC
                  Term Loan, 11/26/11 (b) .....................       2,017,500
    4,411,930   Lake at Las Vegas Joint Venture
                  First Lien Term Loan,
                  5.32%, 11/01/09 .............................       4,477,667
                LNR Property Corp.
    2,000,000     Tranche A Term Loan,
                  0.50%, 02/03/08 (c) .........................       1,961,360
   12,500,000     Tranche B Term Loan,
                  5.59%, 02/03/08 .............................      12,683,625
                NATG Holdings LLC
    1,039,746     Credit Linked Certificate of
                  Deposit, 0.85%, 01/23/09 ....................         873,386
      960,364     Term Loan A, 7.09%, 01/23/09 ................         177,667
      700,694     Term Loan B1, 7.69%, 01/23/10 ...............         182,180
       72,363     Term Loan B2, 7.69%, 01/23/10 ...............          60,785
      995,000   Nortek Holdings, Inc.
                  Term Loan, 4.78%, 08/27/11 ..................       1,011,666
                Woodlands Commercial Property Co.
    4,000,000     Bridge Loan, 4.84%, 08/30/05 ................       4,030,000
    5,000,000     Mezzanine Loan, 11/30/07 (b) ................       5,075,000
                                                                  -------------
                                                                     32,550,836
                                                                  -------------

BUSINESS EQUIPMENT & SERVICES - 4.5%
   10,009,865   Acterna Corp.
                  Term Loan, 09/30/07 (b) .....................      10,109,964
    4,666,667   Brickman Group Holdings, Inc.
                  Term Loan, 7.97%, 11/15/09 ..................       4,655,000
                Ferrell Cos., Inc.
    1,500,000     Term Loan, 12/17/11 (b) .....................       1,528,125
    2,000,000     Term Loan, 6.10%, 12/17/11 ..................       2,037,500
    1,736,875   Hillman Group, Inc.
                  Term Loan B, 5.50%, 03/30/11 ................       1,762,893
    3,228,235   Knoll, Inc.
                  Initial Term Loan, 5.59%, 09/30/11 ..........       3,260,518


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       3

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

BUSINESS EQUIPMENT & SERVICES (CONTINUED)
    2,694,716   OfficeMax, Inc.
                  Tranche B Term Loan,
                  4.94%, 10/28/11 .............................       2,744,245
    1,324,391   URS Corp.
                  Term Loan B, 4.71%, 08/22/08 ................       1,332,258
    2,000,000   VUTEk, Inc.
                  Term Loan, 06/25/10 (b) .....................       2,010,000
    9,600,000   Washington Group International
                  Term Loan B, 2.57%, 10/03/07 ................       9,648,000
    5,000,000   Xerox Corp.
                  New Term Loan, 4.42%, 09/30/08 ..............       5,052,700
                                                                  -------------
                                                                     44,141,203
                                                                  -------------

CABLE & SATELLITE TELEVISION - 10.5%
    5,000,000   Adelphia Communications Corp.
                  Tranche B DIP Term Loan,
                  03/31/06 (b) ................................       5,025,000
    1,400,000   Atlantic Broadband Finance LLC
                  Term Loan B, 5.19%, 09/01/11 ................       1,424,052
                Century Cable Holdings LLC
    3,500,000     Discretionary Term Loan,
                  7.50%, 12/31/09 .............................       3,486,875
   15,000,000     Term Loan, 7.50%, 06/30/09 ..................      14,957,850
                Charter Communications
                  Operating LLC
    2,000,000     Tranche A Term Loan, 04/27/10 (b) ...........       1,998,280
   13,940,000     Tranche B Term Loan,
                  5.98%, 04/27/11 .............................      14,001,475
   14,087,500   Hilton Head Communications LP
                  Revolver, 5.50%, 09/30/07 ...................      13,864,354
                Insight Midwest Holdings LLC
    1,980,000     Additional Term Loan,
                  5.44%, 12/31/09 .............................       2,015,264
    1,760,000     Term Loan A, 4.19%, 06/30/09 ................       1,763,837
    2,970,000     Term Loan B, 5.44%, 12/31/09 ................       3,022,153
                Mediacom Communications Corp.
    3,920,000     Term Loan A, 4.16%, 03/31/10 ................       3,905,300
    1,990,000     Term Loan B, 5.04%, 09/30/10 ................       2,024,825
    1,000,000     Term Loan B, 5.14%, 03/31/13 ................       1,017,500
                Millennium Digital Media Capital Corp.
    1,405,417     Revolver, 10/31/08 (b) ......................       1,401,904
    4,673,552     Term Loan B, 10/31/08 (b) ...................       4,661,868
    1,421,031     Term Loan C, 10/31/08 (b) ...................       1,417,479
                Olympus Cable Holdings LLC
    9,500,000     Term Loan A, 6.75%, 06/30/10 ................       9,376,120
    1,000,000     Term Loan B, 7.50%, 09/30/10 ................         995,310
   11,442,500   UPC Financing Partnership
                  Term Loan C2, 5.98%, 03/31/09 ...............      11,621,232
                WideOpenWest LLC
    2,985,000     Incremental Term Loan B,
                  7.06%, 06/22/11 .............................       3,003,656
    1,984,962     Term Loan B, 7.11%, 06/22/11 ................       1,997,368
                                                                  -------------
                                                                    102,981,702
                                                                  -------------

CHEMICALS/PLASTICS - 5.8%
    2,500,000   Brenntag AG
                  Term Loan B2, 5.88%, 02/27/12 ...............       2,545,850
    7,485,000   Celenese
                  Dollar Term Loan B,
                  5.10%, 04/06/11 .............................       7,647,125
    7,952,437   Coffeyville, Inc.
                  Term Loan, 7.56%, 05/10/10 ..................       8,071,724

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

CHEMICALS/PLASTICS (CONTINUED)
    7,000,000   Huntsman Co. LLC
                  Term Loan B, 6.15%, 03/31/10 ................       7,092,960
    3,827,923   Huntsman International LLC
                  Dollar Term B Loan,
                  5.13%, 12/31/10 .............................       3,896,520
    1,995,954   Innophos, Inc.
                  Tranche B Term Loan,
                  4.86%, 08/13/10 .............................       2,030,884
                Invista
    3,196,191     Tranche B1, 5.31%, 04/29/11 .................       3,240,139
    1,442,044     Tranche B2, 5.31%, 04/29/11 .................       1,461,872
    4,053,851   Kraton Polymers Group of Cos.
                  Term Loan, 5.34%, 12/23/10 ..................       4,120,983
                Nalco Co.
    1,963,782     Term Loan A, 5.18%, 11/04/09 ................       1,987,348
    1,997,656     Term Loan B, 4.67%, 11/04/10 ................       2,034,692
    1,870,000   Polypore, Inc.
                  Term Loan, 4.92%, 11/12/11 ..................       1,893,375
    2,000,000   Rockwood Specialties Group, Inc.
                  Tranche B Term Loan,
                  4.95%, 07/30/12 .............................       2,028,540
    4,985,000   Supresta U.S. LLC
                  Term Loan B, 5.56%, 06/21/11 ................       5,059,775
    4,365,000   Waddington North America, Inc.
                  Term Loan B, 5.32%, 04/07/11 ................       4,232,697
                                                                  -------------
                                                                     57,344,484
                                                                  -------------

CLOTHING/TEXTILES - 0.7%
                Polymer Group, Inc.
    3,518,750     First Lien Term Loan,
                  5.78%, 04/27/10 .............................       3,558,899
    3,000,000     Second Lien Term Loan,
                  8.78%, 04/27/11 .............................       3,060,000
                                                                  -------------
                                                                      6,618,899
                                                                  -------------

CONGLOMERATE - 1.5%
    3,482,500   Appleton Papers, Inc.
                  Term Loan, 4.56%, 06/11/10 ..................       3,526,588
    2,065,386   Jason, Inc.
                  Term Loan B, 7.14%, 06/30/07 ................       2,081,289
    2,921,053   Language Line LCC
                  Term Loan B, 6.87%, 06/13/11 ................       2,957,566
    2,645,872   Mueller Group, Inc.
                  New Term Loan, 5.57%, 04/23/11 ..............       2,677,305
    2,985,000   Youth & Family Centered
                  Services, Inc.
                  Term Loan B, 6.77%, 05/28/11 ................       2,992,463
                                                                  -------------
                                                                     14,235,211
                                                                  -------------

CONTAINER/GLASS PRODUCTS - 3.5%
    1,809,889   Berry Plastics Corp.
                  Term Loan, 4.77%, 06/30/10 ..................       1,838,160
    3,482,500   Consolidated Container Co. LLC
                  Term Loan, 5.13%, 12/15/08 ..................       3,526,031
    7,500,000   Graham Packaging International, Inc.
                  Term Loan B, 5.09%, 10/07/11 ................       7,635,300
    2,737,646   Graphic Packaging International, Inc.
                  Term Loan C, 5.14%, 08/09/10 ................       2,787,252
    1,288,115   Kerr Group, Inc.
                  Term Loan, 6.08%, 08/13/10 ..................       1,303,251
    1,815,512   Precise Technology, Inc.
                  First Lien Term Loan,
                  5.56%, 03/31/11 .............................       1,829,710


4       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

CONTAINER/GLASS PRODUCTS (CONTINUED)
      740,625   Reddy Ice Group, Inc.
                  Term Loan, 5.17%, 08/14/09 ..................         746,180
                Smurfit-Stone Container Corp.
      654,975     Credit Linked Certificate of
                  Deposit,
                  2.49%, 11/01/10 .............................         665,206
    5,234,431     Tranche B, 4.60%, 11/01/11 ..................       5,315,146
    1,610,594     Tranche C, 4.50%, 11/01/11 ..................       1,631,725
    1,203,125   Sola International, Inc.
                  Term Loan, 5.17%, 12/11/09 ..................       1,218,164
    5,940,000   Solo Cup, Inc.
                  Term Loan, 5.06%, 02/27/11 ..................       6,045,435
                                                                  -------------
                                                                     34,541,560
                                                                  -------------

COSMETICS/TOILETRIES - 0.8%
    1,587,443   Church & Dwight Co., Inc.
                  Tranche B, 4.40%, 05/30/11 ..................       1,610,271
    3,112,842   Johnson Diversey, Inc.
                  Term Loan B, 4.99%, 11/03/09 ................       3,165,386
    1,000,000   MD Beauty, Inc.
                  Second Lien Term Loan,
                  02/18/13 (b) ................................       1,015,000
    2,000,000   Revlon Consumer Products Corp.
                  Term Loan, 8.59%, 07/09/10 ..................       2,090,000
                                                                  -------------
                                                                      7,880,657
                                                                  -------------

DIVERSIFIED MANUFACTURING - 0.1%
    1,000,000   GenTek, Inc.
                  Second Lien Term Loan,
                  02/01/12 (b) ................................       1,025,000
                                                                  -------------

ECOLOGICAL SERVICE & EQUIPMENT - 1.2%
                Allied Waste North America, Inc.
    1,570,450     Term Loan D, 5.09%, 01/15/10 ................       1,580,752
    4,709,571     Tranche A, 4.59%, 01/15/10 ..................       4,761,565
    4,500,000   Environmental Systems Products
                  Holdings
                  Second Lien, 12.72%, 12/12/10 ...............       4,651,875
      711,571   Synagro Technologies, Inc.
                  Term Loan, 5.79%, 05/07/07 ..................         715,129
                                                                  -------------
                                                                     11,709,321
                                                                  -------------

ELECTRONIC/ELECTRIC - 3.3%
    2,500,000   Alliance Laundry Systems LLC
                  Term Loan, 4.84%, 01/27/12 ..................       2,532,825
    2,500,000   Amkor Technology, Inc.
                  Second Lien Term Loan,
                  7.37%, 10/27/10 .............................       2,618,750
      500,757   Bridge Information Systems, Inc.
                  Multidraw Term Loan,
                  7.25%, 07/07/13 (e) (f) .....................          22,534
    2,000,000   Camp Acquisition Co.
                  Term Loan A, 5.88%, 06/30/11 ................       2,000,000
    3,000,000   Comsys Information Technology
                  Services, Inc.
                  Second Lien Term Loan,
                  10.00%, 04/30/10 ............................       3,000,000
    3,000,000   Corel Corp.
                  Second Lien Term Loan,
                  10.59%, 08/15/10 ............................       3,015,000
      730,135   Itron, Inc.
                  Term Loan B, 4.98%, 06/28/11 ................         738,043

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

ELECTRONIC/ELECTRIC (CONTINUED)

    5,000,000   ON Semiconductor Corp.
                  Tranche G Term Loan,
                  5.56%, 12/15/11 .............................       5,009,400
    3,900,000   Seagate Technology Holdings, Inc.
                  Term Loan B, 4.63%, 05/13/07 ................       3,950,232
    2,250,000   Transfirst Holdings, Inc.
                  Second Lien Term Loan,
                  10.06%, 03/31/11 ............................       2,300,625
    1,492,500   UGS Corp.
                  Term Loan B, 6.50%, 05/27/11 ................       1,518,619
    1,000,000   Verifone, Inc.
                  Second Lien Term Loan,
                  8.73%, 12/31/11 .............................       1,031,880
    5,000,000   Viasystems, Inc.
                  Tranche B Term Loan,
                  6.49%, 09/30/09 .............................       5,057,800
                                                                  -------------
                                                                     32,795,708
                                                                  -------------

EQUIPMENT LEASING - 1.2%
    1,492,500   National Equipment Service, Inc.
                  Second Lien Term Loan,
                  8.98%, 08/17/10 .............................       1,529,813
    4,000,000   Neff Rental, Inc.
                  Initial Term Loan, 7.25%, 05/01/08 ..........       3,960,000
    5,789,583   United Rentals, Inc.
                  Term Loan C2, 4.92%, 02/14/11 ...............       5,896,343
                                                                  -------------
                                                                     11,386,156
                                                                  -------------

FARMING/AGRICULTURE - 0.5%
    4,590,833   AGCO Corp.
                  Term Loan, 4.48%, 01/31/06 ..................       4,675,488
                                                                  -------------

FINANCIAL INTERMEDIARIES - 0.2%
    1,500,000   Metris Cos., Inc.
                  Term Loan, 12.09%, 05/06/07 .................       1,584,375
                                                                  -------------

FOOD PRODUCTS - 3.1%
    2,986,674   American Seafoods Group LLC
                  Term Loan B, 5.81%, 03/31/09 ................       3,018,393
    1,995,000   Doane Pet Care Co.
                  Term Loan, 6.43%, 11/05/09 ..................       2,031,150
    7,500,000   Interstate Bakeries Corp.
                  Revolver, 0.50%, 09/22/06 (c) ...............       7,448,475
                Interstate Brands Corp.
    1,959,596     Term Loan C, 6.77%, 07/19/07 ................       1,919,581
    1,875,000     Tranche A, 6.80%, 07/19/06 ..................       1,849,988
    4,183,393   Luigino's, Inc.
                  Term Loan B, 5.53%, 04/02/11 ................       4,195,190
      985,270   Merisant Co.
                  Term Loan B, 5.48%, 01/11/10 ................         987,122
    1,820,000   Pierre Foods, Inc.
                  Term Loan B, 4.48%, 06/30/10 ................       1,843,514
    7,146,000   Pinnacle Foods Holding Corp.
                  Delayed Draw Term Loan,
                  5.81%, 11/25/10 .............................       7,195,164
                                                                  -------------
                                                                     30,488,577
                                                                  -------------

FOOD SERVICES - 0.7%
    3,246,603   Buffets, Inc.
                  Term Loan, 6.27%, 06/28/09 ..................       3,273,680
    1,000,000   Captain D's Inc., LLC
                  First Lien Term Loan,
                  6.42%, 12/27/10 .............................       1,007,500


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       5

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

FOOD SERVICES (CONTINUED)
    2,413,139   Domino's, Inc.
                  New Term Loan, 4.31%, 06/25/10 ..............       2,445,813
                                                                  -------------
                                                                      6,726,993
                                                                  -------------

FOOD/DRUG RETAIL - 2.0%
    1,869,300   Atkins Nutritionals, Inc.
                  First Lien Term Loan,
                  11.75%, 10/29/09 ............................       1,637,507
                Jean Coutu Group, Inc.
    2,000,000     Term Loan B, 07/30/11 (b) ...................       2,036,760
    5,472,500     Term Loan B, 5.00%, 07/30/11 ................       5,573,084
                Michael Foods, Inc.
    3,000,000     Floater Term Loan,
                  6.59%, 11/20/11 .............................       3,090,000
    4,596,465     Term Loan, 5.07%, 11/21/10 ..................       4,674,605
    3,000,000   Nellson Nutraceutical, Inc.
                  Second Lien Term Loan,
                  12.00%, 04/02/10 ............................       2,730,000
                                                                  -------------
                                                                     19,741,956
                                                                  -------------

FOREST PRODUCTS - 0.3%
                SP Newsprint Co.
    1,036,667     Term Loan B, 5.67%, 01/08/10 ................       1,054,166
    1,933,333     Term Loan B Letter of Credit,
                  2.59%, 01/09/08 .............................       1,965,968
                                                                  -------------
                                                                      3,020,134
                                                                  -------------

HEALTH CARE - 7.5%
                Alliance Imaging, Inc.
      758,588     Term Loan A, 3.50%, 11/02/06 ................         752,898
    1,587,051     Tranche C Term Loan,
                  4.97%, 12/29/11 .............................       1,608,381
    6,872,427   Alpharma Operating Corp.
                  Term Loan B, 5.81%, 10/05/08 ................       6,911,050
    3,066,667   American Medical Response, Inc.
                  Term Loan, 5.60%, 02/10/12 ..................       3,126,099
    3,211,600   Ameripath, Inc.
                  Term Loan, 5.92%, 03/27/10 ..................       3,239,702
    2,992,500   Ardent Health Services
                  Term Loan, 4.80%, 08/12/11 ..................       3,033,647
    2,000,000   Chemed Corp.
                  Term Loan, 08/24/10 (b) .....................       2,035,000
    1,967,677   Davita, Inc.
                  Term Loan B, 4.58%, 03/31/09 ................       1,977,653
      712,500   dj Orthopedics LLC
                  Term Loan, 4.88%, 05/15/09 ..................         724,969
      699,121   Educate Operating Co. LLC
                  Term Loan, 5.06%, 03/31/11 ..................         703,372
    2,984,962   Express Scripts, Inc.
                  Tranche B Term Loan,
                  4.13%, 02/13/10 .............................       3,010,454
                FHC Health Systems, Inc.
    1,300,000     Delayed Draw Term Loan,
                  10.40%, 10/31/06 ............................       1,313,000
    1,857,143     Initial Term Loan,
                  8.40%, 10/31/06 .............................       1,875,714
    1,500,000     Third Lien Term Loan, 02/07/11 (b) ..........       1,530,000
    5,000,000     Third Lien Term Loan,
                  11.77%, 01/14/11 ............................       5,100,000
    2,549,961   Hanger Orthopedic Group, Inc.
                  Term Loan B, 6.06%, 09/30/09 ................       2,562,711

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

HEALTH CARE (CONTINUED)
    2,600,000   HealthSouth Corp.
                  Term Loan, 10.38%, 01/16/11 .................       2,873,000
    6,209,032   Insight Health Services Corp.
                  Tranche B, 6.31%, 10/17/08 ..................       6,243,927
      840,104   Kinetic Concepts, Inc.
                  Term Loan B1, 4.31%, 08/11/10 ...............         845,884
    7,703,704   Knowledge Learning Corp.
                  Term Loan, 5.15%, 01/07/12 ..................       7,771,188
                MedAssets, Inc.
      500,000     Second Lien Term Loan,
                  12.56%, 06/16/08 ............................         510,000
      727,968     Senior Term Loan,
                  7.31%, 03/16/09 .............................         737,977
    4,000,000   MultiPlan, Inc.
                  Term Loan, 5.31%, 03/04/09 ..................       4,045,000
    1,221,023   Orthofix International N.V.
                  Term Loan B, 4.55%, 12/30/08 ................       1,238,581
                Select Medical Corp.
    2,000,000     Revolver, 02/24/11 (b) ......................       1,998,760
    3,000,000     Tranche B Term Loan, 02/24/12 (b) ...........       3,039,390
    3,482,503   Skilled Healthcare LLC
                  First Lien Term Loan,
                  5.34%, 07/31/10 .............................       3,521,681
      490,000   Sunrise Medical Holdings, Inc.
                  Term Loan B-1, 5.88%, 05/13/10 ..............         495,513
      915,333   VWR International, Inc.
                  Term Loan B, 5.17%, 04/07/11 ................         932,267
                                                                  -------------
                                                                     73,757,818
                                                                  -------------

HOME FURNISHINGS - 1.0%
                Holmes Group, Inc.
    2,985,000     First Lien Term Loan,
                  5.91%, 11/08/10 .............................       3,018,581
    2,000,000     Second Lien Term Loan,
                  10.15%, 05/06/11 ............................       2,030,000
    2,441,406   Home Interiors & Gifts, Inc.
                  Term Loan, 7.17%, 03/31/11 ..................       2,339,697
    2,491,071   Sealy Mattress Co.
                  Term Loan C, 4.80%, 08/06/12 ................       2,533,121
                                                                  -------------
                                                                      9,921,399
                                                                  -------------

INDUSTRIAL EQUIPMENT - 0.8%
    1,990,002   Blount International, Inc.
                  Term Loan B, 5.31%, 08/09/10 ................       2,019,016
    1,950,000   Bucyrus International, Inc.
                  Term Loan, 4.38%, 07/28/10 ..................       1,989,000
    1,068,778   Copperweld Corp.
                  Term Loan, 7.17%, 12/16/11 ..................       1,071,450
    1,098,325   Dresser, Inc.
                  Term Loan C, 5.17%, 04/10/09 ................       1,114,119
    1,471,432   Terex Corp.
                  Term Loan, 4.89%, 07/03/09 ..................       1,489,825
                                                                  -------------
                                                                      7,683,410
                                                                  -------------

INSURANCE - 1.5%
    9,600,000   Conseco, Inc.
                  Term Loan, 6.17%, 06/22/10 ..................       9,801,024
    2,985,000   Mitchell International, Inc.
                  Second Lien Term Loan,
                  8.80%, 08/15/12 .............................       3,003,656
    1,990,000   WellCare Health Plans, Inc.
                  Term Loan, 6.49%, 05/13/09 ..................       2,007,413
                                                                  -------------
                                                                     14,812,093
                                                                  -------------


6       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

LEISURE GOODS/ACTIVITIES/MOVIES - 4.5%
    3,216,949   AMF Bowling Worldwide, Inc.
                  Term Loan B, 5.39%, 08/27/09 ................       3,240,046
    2,985,000   Amscan Holdings, Inc.
                  Term Loan B, 5.60%, 04/30/12 ................       2,996,194
   10,000,000   Blockbuster Entertainment Corp.
                  Term Loan B, 5.32%, 08/20/11 ................      10,062,500
    1,000,000   Camelbak Products, Inc.
                  Second Lien Term Loan,
                  9.54%, 02/04/12 .............................       1,014,380
    4,620,000   Carmike Cinemas, Inc.
                  Senior Secured Second Priority
                  Term Loan,
                  5.92%, 02/02/09 .............................       4,715,264
    2,481,250   Cinemark USA, Inc.
                  Tranche C Term Loan,
                  4.35%, 03/31/11 .............................       2,512,266
                CNL Hospitality Partners LP
    5,000,000     First Lien Term Loan,
                  5.23%, 09/09/06 .............................       5,000,000
    3,000,000     Term Loan, 5.09%, 10/13/06 ..................       3,060,000
    1,995,000   Metro-Goldwyn-Mayer Studios, Inc.
                  Term Loan B, 5.06%, 04/30/11 ................       2,003,100
    5,774,093   Regal Cinemas, Inc.
                  Term Loan, 4.56%, 11/10/10 ..................       5,865,786
    1,576,602   Six Flags Theme Parks, Inc.
                  Term Loan B, 5.09%, 06/30/09 ................       1,594,985
    1,990,000   Wallace Theaters
                  First Lien Term Loan,
                  5.81%, 07/31/09 .............................       2,031,034
                                                                  -------------
                                                                     44,095,555
                                                                  -------------

LODGING & CASINOS - 3.8%
      692,600   Ameristar Casinos, Inc.
                  Term Loan B1, 4.63%, 12/20/06 ...............         704,720
    3,970,000   Green Valley Ranch Gaming LLC
                  Term Loan B, 4.50%, 12/22/10 ................       4,024,588
    2,500,000   Mississippi Band of Chocktaw
                  Indians Term Loan,
                  5.02%, 11/04/11 .............................       2,540,625
                OpBiz LLC
   11,926,349     Term Loan A, 5.56%, 08/31/10 ................      11,871,726
       28,141     Term Loan B, 6.56%, 08/31/10 ................          28,012
                Venetian Casino Resort LLC
      683,761     Delayed DrawTerm Loan B,
                  06/15/11 (b) ................................         692,739
    3,316,239     Term Loan B, 06/15/11 (b) ...................       3,373,245
                Wyndham International, Inc.
    9,860,000     IRL Tranche II, 06/30/06 (b) ................       9,914,230
    4,360,152     Term Loan I, 7.38%, 06/30/06 ................       4,378,465
                                                                  -------------
                                                                     37,528,350
                                                                  -------------

NONFERROUS METALS/MINING - 1.1%
      997,500   J W Aluminum Co.
                  First Lien Term Loan,
                  5.89%, 10/20/10 .............................       1,013,709
                Murray Energy Corp.
    1,000,000     Tranche B Term Loan, 01/28/10 (b) ...........       1,017,500
    3,750,000     Tranche B Term Loan,
                  5.94%, 01/28/10 .............................       3,815,625
                Novelis, Inc.
    1,826,923     Term Loan, 01/07/12 (b) .....................       1,855,935
    3,173,077     Term Loan, 01/07/12 (b) .....................       3,225,433
                                                                  -------------
                                                                     10,928,202
                                                                  -------------

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

OIL/GAS - 3.3%
    5,000,000   ALON USA
                  Term Loan, 10.00%, 01/15/09 .................       5,125,000
    8,967,425   ATP Oil & Gas Corp.
                  First Lien Term Loan,
                  8.58%, 03/29/09 .............................       9,146,774
    3,382,353   Basic Energy Services, Inc.
                  Term Loan B, 5.55%, 10/03/09 ................       3,416,177
    4,027,500   Belden & Blake Corp.
                  Term Loan, 5.69%, 07/07/11 ..................       4,085,415
    1,730,003   Dresser Rand Group, Inc.
                  Tranche B Dollar Term Loan,
                  4.56%, 10/29/11 .............................       1,761,905
                El Paso Corp.
    2,500,000     Deposit Accounts,
                  2.40%, 11/23/09 .............................       2,540,250
    3,486,000     Term Loan, 5.44%, 11/23/09 ..................       3,552,234
    1,544,000   Tesoro Petroleum Corp.
                  Initial Term Loan, 7.99%, 04/15/08 ..........       1,592,605
    1,320,000   Western Refining Co. LP
                  Term Loan, 6.17%, 08/28/08 ..................       1,339,800
                                                                  -------------
                                                                     32,560,160
                                                                  -------------

PUBLISHING - 3.0%
    3,233,750   Adams Outdoor Advertising LP
                  First Lien Term Loan,
                  4.92%, 10/15/11 .............................       3,287,624
                Advertising Directory Solutions, Inc.
    2,000,000     First Lien Term Loan,
                  4.72%, 11/09/11 .............................       2,029,160
    2,000,000     Second Lien Term Loan,
                  6.47%, 05/09/12 .............................       2,058,500
                Dex Media East LLC
    5,976,992     Term Loan A, 4.52%, 11/08/08 ................       6,060,191
    1,126,925     Term Loan B, 4.50%, 05/08/09 ................       1,143,401
    2,309,701   Dex Media West LLC
                  Term Loan A, 4.72%, 09/09/09 ................       2,343,330
    2,049,486   PRIMEDIA, Inc.
                  Term Loan B, 5.38%, 06/30/09 ................       2,049,917
    1,748,005   R.H. Donnelley Corp.
                  Term Loan D, 4.28%, 06/30/11 ................       1,774,994
    1,300,533   Relizon Co.
                  Term Loan, 5.78%, 02/20/11 ..................       1,303,784
    1,306,956   Sun Media Corp.
                  Term Loan B, 4.13%, 02/07/09 ................       1,320,235
    3,088,750   Transwestern Publishing Co.
                  First Lien Term Loan,
                  4.20%, 02/25/11 .............................       3,107,591
    2,910,000   VISANT Corp.
                  Tranche B Term Loan,
                  4.81%, 10/04/11 .............................       2,955,105
                                                                  -------------
                                                                     29,433,832
                                                                  -------------

REAL ESTATE INVESTMENT TRUST - 2.8%
    2,000,000   AIMCO Properties, L.P.
                  Term Loan, 4.75%, 11/02/09 ..................       2,040,000
   20,000,000   General Growth Properties, Inc.
                  Tranche B Term Loan,
                  4.84%, 11/12/08 .............................      20,302,000
    5,000,000   Strategic Hotel Capital, Inc.
                  Term Loan B2, 5.48%, 07/09/06 ...............       4,992,300
                                                                  -------------
                                                                     27,334,300
                                                                  -------------


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       7

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

RETAILERS - 0.6%
    2,000,000   Dollarama
                  Term Loan B, 5.02%, 11/18/11 ................       2,030,000
    2,049,951   Harbor Freight Tools USA
                  Term Loan, 4.83%, 07/15/10 ..................       2,065,961
    2,093,163   Prestige Brands Holdings, Inc.
                  Tranche B, 5.40%, 04/06/11 ..................       2,120,301
                                                                  -------------
                                                                      6,216,262
                                                                  -------------

STEEL - 0.3%
    2,887,500   The Techs Industries, Inc.
                  Term Loan, 4.81%, 01/14/10 ..................       2,901,937
                                                                  -------------

SURFACE TRANSPORT - 1.5%
    6,985,000   Helm Holding Corp.
                  Term Loan B, 5.37%, 07/02/10 ................       7,078,110
      603,922   Pacer International, Inc.
                  New Term Loan, 4.68%, 06/10/10 616,755
                Quality Distribution, Inc.
    2,752,717     Term Loan, 5.64%, 11/13/09 ..................       2,683,046
    2,176,502     Term Loan, 5.64%, 11/13/09 (f) ..............       2,121,415
    2,595,963   Transport Industries LP
                  Term Loan B, 6.56%, 06/13/10 ................       2,600,844
                                                                  -------------
                                                                     15,100,170
                                                                  -------------

TELECOMMUNICATIONS/CELLULAR - 1.4%
    2,985,000   Cellular South, Inc.
                  Term Loan, 4.75%, 05/04/11 ..................       3,031,626
      625,000   Dobson Cellular Systems, Inc.
                  Revolver, 0.63%, 10/21/09 (c) ...............         599,219
   10,000,000   Qwest Corp.
                  Term Loan B, 6.95%, 06/30/10 ................      10,332,400
                                                                  -------------
                                                                     13,963,245
                                                                  -------------

TELECOMMUNICATIONS/COMBINATION - 2.3%
    2,000,000   Alaska Communications Systems
                  Holdings, Inc.
                  Term Loan, 4.64%, 02/01/12 ..................       2,021,560
                Centennial Cellular Operating Co.
    2,250,000     Revolver, 0.50%, 02/09/11 (c) ...............       2,248,605
    4,128,300     Term Loan, 4.46%, 02/09/11 ..................       4,192,289
    5,000,000   NTL, Inc.
                  Tranche B Term Loan,
                  5.20%, 04/14/12 .............................       5,068,750
    4,962,349   PanAmSat Corp.
                  Term Loan B, 5.34%, 08/20/11 ................       5,038,472
    4,000,000   RCN Corp.
                  Term Loan, 7.06%, 12/21/11 ..................       4,023,360
                                                                  -------------
                                                                     22,593,036
                                                                  -------------

TELECOMMUNICATIONS/WIRELESS - 5.1%
    2,150,000   Bresnan Communications LLC
                  Term Loan B, 6.04%, 09/30/10 ................       2,181,992
    4,966,667   Consolidated Communications, Inc.
                  Term Loan C, 5.18%, 10/14/11 ................       5,041,167
                Cricket Communications, Inc.
    5,000,000     Revolver, 0.75%, 01/10/10 (c) ...............       4,925,000
   15,000,000     Term Loan B, 5.09%, 01/10/11 ................      15,182,850
                FairPoint Communications, Inc.
    2,500,000     Initial B Term Loan, 02/08/12 (b) ...........       2,541,025
    2,500,000     Initial B Term Loan,
                  4.75%, 02/08/12 .............................       2,541,025

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

TELECOMMUNICATIONS/WIRELESS (CONTINUED)
    6,500,000   Nextel Partners Operating Corp.
                  Term Loan C, 4.94%, 05/31/11 ................       6,595,420
    1,000,000   Primus Telecommunications
                  Group, Inc.
                  Term Loan, 9.61%, 02/18/11 ..................       1,005,000
    4,477,500   SBA Senior Finance, Inc.
                  Term Loan, 4.86%, 10/31/08 ..................       4,555,856
    5,994,105   WilTel Communications Group, Inc.
                  Term Loan, 7.00%, 04/01/10 ..................       5,814,282
                                                                  -------------
                                                                     50,383,617
                                                                  -------------

TELECOMMUNICATIONS/WIRELINE - 0.4%
    4,000,000   Valor Telecommunications
                  Enterprises LLC
                  Tranche B Term Loan,
                  5.99%, 02/14/12 .............................       4,061,000
                                                                  -------------

UTILITIES - 5.1%
    2,605,732   Allegheny Energy, Inc.
                  Term Advances, 4.80%, 03/08/11 ..............       2,663,371
    7,000,000   Astoria Energy LLC
                  First Lien Term Loan,
                  7.19%, 04/15/12 .............................       7,166,250
    2,066,017   Calpine Corp.
                  Second Lien Term Loan B,
                  8.41%, 07/16/07 .............................       1,833,591
    1,953,933   Infrasource, Inc.
                  Term Loan, 5.56%, 09/30/10 ..................       1,973,472
    2,801,674   Midwest Generations LLC
                  Term Loan, 5.65%, 04/27/11 ..................       2,848,602
                Mirant Corp.
    4,000,000     Revolver, 07/17/05 (b) ......................       2,923,360
    4,000,000     Revolver, 07/15/08 (b) ......................       2,932,520
    5,000,000   Reliant Energy, Inc.
                  Term Loan, 5.06%, 04/30/10 ..................       5,088,400
    4,626,288   Riverside Energy Center LLC
                  Term Loan, 6.98%, 06/24/11 ..................       4,741,945
                Rocky Mountain Energy Center LLC
      361,073     Credit Linked Certificate of
                  Deposit, 2.63%, 06/24/11 ....................         368,295
    3,286,536     Term Loan, 6.98%, 06/24/11 ..................       3,368,699
                Texas Genco LLC
    1,461,538     Delayed Draw Term Loan,
                  1.25%, 12/14/11 (c) .........................       1,485,741
    9,871,795     Initial Term Loan, 4.48%, 12/14/11 ..........      10,043,762
    2,955,000   TNP Enterprises, Inc.
                  Term Loan, 7.72%, 12/31/06 ..................       2,995,631
                                                                  -------------
                                                                     50,433,639
                                                                  -------------
                  Total Variable Rate Senior
                    Loan Notes
                    (Cost $937,217,769) .......................     961,425,166
                                                                  -------------

CORPORATE NOTES AND BONDS - 1.7%

CONTAINER/GLASS PRODUCTS - 0.3%
    2,500,000   Constar International, Inc.
                  Floating Rate Note,
                  6.15%, 02/15/12 (g) .........................       2,550,000
                                                                  -------------

HEALTH CARE - 0.2%
    2,000,000   Elan Finance
                  Floating Rate Note,
                  6.49%, 11/15/11 (g) .........................       1,750,000
                                                                  -------------


8       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

CORPORATE NOTES AND BONDS (CONTINUED)

OIL & GAS - 0.4%
    4,000,000   Secunda International Ltd.
                  Floating Rate Note,
                  10.66%, 09/01/12 (g) ........................       4,000,000
                                                                  -------------

TELECOMMUNICATIONS/CELLULAR - 0.2%
    2,000,000   Dobson Cellular Systems, Inc.
                  Floating Rate Note,
                  7.49%, 11/01/11 (g) .........................       2,120,000
                                                                  -------------

TELECOMMUNICATIONS/COMBINATION - 0.4%
    4,000,000   US Unwired, Inc.
                  Floating Rate Note, Series B,
                  6.74%, 06/15/10 .............................       4,200,000
                                                                  -------------

UTILITIES - 0.2%
    2,000,000   Calpine Construction Finance Co. LP
                  Floating Rate Note,
                  11.63%, 08/26/11 (g) ........................       2,240,000
                                                                  -------------
                  Total Corporate Notes
                    and Bonds
                    (Cost $16,613,840) ........................      16,860,000
                                                                  -------------

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.5%
    5,000,000   Bear Stearns
                  Series 2004-ESA, Class K,
                  5.09%, 05/14/16 .............................       5,008,123
                                                                  -------------
                  Total Commercial Mortgage-
                    Backed Security
                    (Cost $5,000,000) .........................       5,008,123
                                                                  -------------

        SHARES
        ------

COMMON STOCKS (H) - 0.4%

BUSINESS SERVICES - 0.0%
      322,876   NATG Holdings LLC (d) .........................               0
                                                                  -------------

DIVERSIFIED MANUFACTURING - 0.0%
        4,015   GenTek, Inc., B Shares ........................         193,242
                                                                  -------------

ECOLOGICAL SERVICE & EQUIPMENT - 0.0%
        3,445   Environmental Systems Products
                  Holdings (d) ................................               0
                                                                  -------------

HEALTH CARE - 0.1%
       95,453   Sun Healthcare Group, Inc. ....................         650,989
                                                                  -------------

INDUSTRIAL EQUIPMENT - 0.1%
          400   Copperweld Corp., Class A (d) .................         232,000
           56   Copperweld Corp., Class B (d) .................         939,400
                                                                  -------------
                                                                      1,171,400
                                                                  -------------

TELECOMMUNICATIONS/COMBINATION - 0.0%
       87,288   SAVVIS Communications Corp. ...................          66,339
                                                                  -------------

TELECOMMUNICATIONS/WIRELESS - 0.2%
       76,137   Leap Wireless International, Inc. .............       2,040,472
                                                                  -------------
                    Total Common Stocks
                    (Cost $4,684,320) .........................       4,122,442
                                                                  -------------

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

PREFERRED STOCKS(D) - 0.0%

AUTOMOTIVE - 0.0%
           13   Key Plastics Holdings, Inc. (h) ...............               0
                                                                  -------------

DIVERSIFIED MANUFACTURING - 0.0%
       14,382   Superior Essex, Inc., Series A ................          14,382
                                                                  -------------
                    Total Preferred Stocks
                    (Cost $14,382) ............................          14,382
                                                                  -------------

         UNITS
         -----

WARRANTS - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%
            4   GenTek, Inc., Class A expires
                  10/31/06 ....................................              14
            2   GenTek, Inc., Class B expires
                  10/31/08 ....................................               8
                                                                  -------------
 ..............................................................              22
                                                                  -------------

UTILITIES - 0.0%
        8,508   CenterPoint Energy, Inc., expires
                  08/01/08 (d) ................................               0
                                                                  -------------
                  Total Warrants
                    (Cost $34) ................................              22
                                                                  -------------


UNFUNDED LOAN COMMITMENTS - (1.9)% ............................     (18,946,153)
                                                                  -------------
TOTAL INVESTMENTS - 98.6% .....................................     968,483,982
                                                                  -------------
    (cost of $963,530,345) (i)
OTHER ASSETS & LIABILITIES, NET - 1.4% ........................      13,277,359
                                                                  -------------
NET ASSETS - 100.0% ...........................................     981,761,341
                                                                  =============

---------------------
(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 28, 2005. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(b)   Unsettled loan. Interest rate cannot be determined at this time.

(c) Unfunded commitment. As of February 28, 2005, the Portfolio had unfunded loan commitments of $18,946,153, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                               UNFUNDED
                                                 LOAN
      BORROWER                                COMMITMENT
      --------                               ------------
      Centennial Cellular Operating Co.      $  2,250,000
      Cricket Communications, Inc.              5,000,000
      Dobson Cellular Systems, Inc.               625,000
      Federal-Mogul Corp.                         109,615
      Interstate Bakeries Corp.                 7,500,000
      LNR Property Corp.                        2,000,000
      Texas Genco LLC                           1,461,538
                                             ------------
                                             $ 18,946,153
                                             ============


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       9

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

(d) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(e) The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $22,534, which represents 0.0% of net assets.

(f)   Loans held on participation.

(g) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 28, 2005, these securities amounted to $12,660,000 or 1.3% of net assets. These securities have been determined by the Portfolio's investment adviser to be liquid securities.

(h)   Non-income producing security.

(i)   Cost for Federal income tax purposes is $963,793,491.

DIP   Debtor in Possession

IRL   Increasing Rate Loan


10      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2005 (UNAUDITED)   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                       ($)
-------------------------------------------------------------------------------
ASSETS:
    Investments, at cost ......................................     963,530,345
                                                                  -------------
    Investments, at value .....................................     968,483,982
    Cash and cash equivalents .................................      80,491,662
    Receivable for:
       Investments sold .......................................      15,111,697
       Interest and fees ......................................       6,204,236
    Deferred Trustees' compensation plan (Note 4) .............           1,906
                                                                  -------------
          Total Assets ........................................   1,070,293,483

LIABILITIES:
    Deferred facility fees ....................................         255,511
    Payable for:
       Investments purchased ..................................      87,807,040
       Investment advisory fee (Note 4) .......................         329,033
       Trustees' fees (Note 4) ................................           3,333
    Deferred Trustees' fees (Note 4) ..........................           1,906
    Accrued expenses and other liabilities ....................         135,319
                                                                  -------------
          Total Liabilities ...................................      88,532,142
                                                                  -------------
NET ASSETS ....................................................     981,761,341
                                                                  =============


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      11

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                       ($)
-------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest ..................................................      24,207,119
    Dividends .................................................          28,105
    Facility and other fees ...................................       1,250,462
                                                                  -------------
          Total Investment Income .............................      25,485,686

EXPENSES
    Investment advisory fee (Note 4) ..........................       2,020,811
    Transfer agent fee (Note 4) ...............................             843
    Professional fees .........................................         127,404
    Accounting services fee (Note 4) ..........................         142,341
    Trustees' fees (Note 4) ...................................          15,240
    Custody fee (Note 4) ......................................          44,307
    Other expenses ............................................          31,355
                                                                  -------------
          Total Operating Expenses ............................       2,382,301
    Interest expense ..........................................          16,479
    Commitment fee ............................................         130,945
                                                                  -------------
          Total Expenses (Note 8) .............................       2,529,725
    Custody earnings credit (Note 4) ..........................             (36)
                                                                  -------------
          Net Expenses ........................................       2,529,689
                                                                  -------------
    Net Investment Income .....................................      22,955,997
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments ..........................         172,031
    Net change in unrealized appreciation on investments ......       4,016,208
                                                                  -------------
    Net Gain ..................................................       4,188,239
                                                                  -------------
    Net Increase in Net Assets ................................      27,144,236
                                                                  =============


12      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                        SIX MONTHS ENDED
                                                                       FEBRUARY 28, 2005        YEAR ENDED
                                                                          (UNAUDITED)        AUGUST 31, 2004
                                                                              ($)                  ($)
                                                                       -----------------     ----------------
INCREASE IN NET ASSETS:
OPERATIONS
Net investment income ..............................................          22,955,997           32,557,033
Net realized gain on investments ...................................             172,031           12,489,394
Net change in unrealized appreciation on investments ...............           4,016,208           20,295,744
                                                                       -----------------     ----------------
    Net Increase from Operations ...................................          27,144,236           65,342,171
                                                                       -----------------     ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ......................................................         158,462,053          453,429,815
Withdrawals ........................................................        (100,215,444)        (133,062,921)
                                                                       -----------------     ----------------
    Net Increase from Transactions in Investors' Beneficial Interest          58,246,609          320,366,894
                                                                       -----------------     ----------------
    Total Increase in Net Assets ...................................          85,390,845          385,709,065

NET ASSETS
Beginning of period ................................................         896,370,496          510,661,431
                                                                       -----------------     ----------------
End of period ......................................................         981,761,341          896,370,496
                                                                       =================     ================


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      13

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                       ($)
-------------------------------------------------------------------------------

INCREASE IN CASH

CASH FLOWS USED FOR OPERATING ACTIVITIES
    Net investment income .....................................      22,955,997

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME
 TO NET CASH PROVIDED BY OPERATING ACTIVITIES
    Purchase of investment securities .........................    (526,450,444)
    Proceeds from disposition of investment securities ........     322,283,178
    Sale of short-term portfolio investments, net .............     130,267,000
    Increase in interest and fees receivable ..................      (2,132,558)
    Increase in receivable for investments sold ...............     (11,445,831)
    Decrease in other assets ..................................           5,731
    Decrease in deferred facility fees ........................        (189,395)
    Decrease in payable for accrued expenses ..................         (51,305)
    Net amortization of premium (discount) ....................        (832,133)
    Increase in payable for investments purchased .............      87,807,040
    Increase in other liabilities .............................          27,311
                                                                  -------------
          Net cash flow provided by operating activities ......      22,244,591

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
    Proceeds from capital contributions .......................     158,462,053
    Payment of capital withdrawals ............................    (100,215,444)
                                                                  -------------
          Net cash flow provided by financing activities ......      58,246,609
                                                                  -------------
          Net increase in cash ................................      80,491,200

CASH
    Cash at beginning of the period ...........................             462
                                                                  -------------
    Cash at end of the period .................................      80,491,662
                                                                  =============


14      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SELECTED DATA FOR AN INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        YEAR ENDED AUGUST 31,
                                                      ---------------------------------------------------------
                                SIX MONTHS ENDED
                                FEBRUARY 28, 2005
                                   (UNAUDITED)        2004        2003        2002          2001         2000
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA

Total return                        3.06%(e)          10.39%      11.68%(a)   (2.20)%        5.15%       8.73%

Operating expenses                  0.53%(f)           0.52%(b)    0.57%(b)    0.55%(b)      0.53%(b)    0.55%

Interest expense                    0.03%(c)             --%(c)      --%(c)    0.03%           --%         --%

Net expenses                        0.56%(f)           0.52%(b)    0.57%(b)    0.58%(b)      0.53%(b)    0.55%

Net investment income               5.11%(f)           4.45%(b)    5.96%(b)    6.42%(b)(d)   8.94%(b)    9.26%

Portfolio turnover rate               37%(e)             97%         75%         70%           63%         21%

_______________________________

(a) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Portfolio's return.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(c)   Rounds to less than 0.01%.

(d) Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(e)   Not annualized.

(f)   Annualized.


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      15

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2005 (UNAUDITED)   HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

                                                                       ($)
-------------------------------------------------------------------------------

ASSETS:
    Investments in Portfolio, at cost .........................      64,266,185
                                                                  -------------
    Investments in Portfolio, at value ........................      64,630,280
    Expense reimbursement due from
     Investment Adviser (Note 4) ..............................          17,781
    Deferred Trustees' compensation plan (Note 4) .............           3,461
    Other assets ..............................................          15,575
                                                                  -------------
          Total Assets ........................................      64,667,097

LIABILITIES:
    Payable for:
       Distributions ..........................................          36,441
       Administration fee (Note 4) ............................           9,888
       Trustees' fees (Note 4) ................................           1,000
    Deferred Trustees' fees (Note 4) ..........................           3,461
                                                                  -------------
          Total Liabilities ...................................          50,790
                                                                  -------------
NET ASSETS ....................................................      64,616,307
                                                                  =============

COMPOSITION OF NET ASSETS
    Paid-in capital ...........................................      71,739,494
    Overdistributed net investment income .....................         (45,232)
    Accumulated net realized loss .............................      (7,442,050)
    Net unrealized appreciation on
     investments allocated from Portfolio .....................         364,095
                                                                  -------------

NET ASSETS ....................................................      64,616,307
                                                                  =============

    Net assets ................................................      64,616,307
    Shares outstanding ........................................       6,574,052
    Net asset value per share
     (Net assets/Shares outstanding) ..........................            9.83


16      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                       ($)
-------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest, dividends and fees allocated
     from Portfolio (Note 1) ..................................       1,827,568
                                                                  -------------

EXPENSES
    Net operating expenses allocated
     from Portfolio (Note 1) ..................................         170,027
    Administration fee (Note 4) ...............................          64,308
    Transfer agent fee (Note 4) ...............................           8,018
    Professional fees .........................................          38,115
    Accounting services fee (Note 4) ..........................           3,225
    Trustees' fees (Note 4) ...................................           3,616
    Custody fee (Note 4) ......................................             774
    Other expenses ............................................          25,390
                                                                  -------------
          Total Operating Expenses ............................         313,473
    Interest expense allocated
     from Portfolio (Note 1) ..................................           1,177
    Commitment fee allocated
     from Portfolio (Note 1) ..................................           9,349
                                                                  -------------
          Total Expenses  (Note 8) ............................         323,999
    Fees and expenses waived or reimbursed
     by Investment Adviser (Note 4) ...........................         (81,548)
                                                                  -------------
          Net Expenses ........................................         242,451
                                                                  -------------
    Net Investment Income .....................................       1,585,117
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS ALLOCATED FROM PORTFOLIO (NOTE 1)
    Net realized gain on investments
     allocated from Portfolio .................................          37,043
    Net change in unrealized appreciation on
    investments allocated from Portfolio ......................         262,345
                                                                  -------------
    Net Gain ..................................................         299,388
                                                                  -------------
    Net Increase in Net Assets from ...........................       1,884,505
                                                                  =============


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      17

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

                                                                        SIX MONTHS ENDED
                                                                       FEBRUARY 28, 2005       YEAR ENDED
                                                                          (UNAUDITED)       AUGUST 31, 2004
INCREASE IN NET ASSETS:                                                       ($)                 ($)
                                                                       -----------------    ---------------
OPERATIONS
Net investment income ..............................................           1,585,117          3,555,345
Net realized gain on investments
 allocated from Portfolio ..........................................              37,043            772,663
Net change in unrealized appreciation on
 investments allocated from Portfolio ..............................             262,345          3,878,586
                                                                       -----------------    ---------------
    Net Increase from Operations ...................................           1,884,505          8,206,594

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income .........................................          (1,602,377)        (3,568,779)
                                                                       -----------------    ---------------

SHARE TRANSACTIONS
    Subscriptions ..................................................             100,000          1,300,003
    Distributions reinvested .......................................           1,377,497          3,199,887
    Redemptions ....................................................          (3,177,420)       (32,809,314)
                                                                       -----------------    ---------------
    Net Decrease from Share Transactions ...........................          (1,699,923)       (28,309,424)
                                                                       -----------------    ---------------
           Total Decrease in Net Assets ............................          (1,417,795)       (23,671,609)
                                                                       -----------------    ---------------

NET ASSETS
Beginning of period ................................................          66,034,102         89,705,711
End of period (including overdistributed net
 investment income of $(45,232) and
    $(27,972), respectively) .......................................          64,616,307         66,034,102
                                                                       =================    ===============

CHANGES IN SHARES
    Subscriptions ..................................................              10,193            134,996
    Issued for distributions reinvested ............................             140,392            330,554
    Redemptions ....................................................            (323,980)        (3,389,936)
                                                                       -----------------    ---------------
    Net Decrease ...................................................            (173,395)        (2,924,386)


18      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         FEBRUARY 28, 2005
                                            (UNAUDITED)         2004          2003           2002            2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                               $   9.79           $   9.27      $   8.81      $    9.61        $   10.00    $  10.07
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                          0.24(a)            0.41(a)       0.52(a)        0.60(a)(b)       0.87(a)     0.88
Net realized and unrealized gain (loss)
   allocated from Portfolio                    0.04               0.53          0.46          (0.82)(b)        (0.40)      (0.07)
                                           ========           ========      ========      =========        =========    ========
Total from Investment Operations               0.28               0.94          0.98          (0.22)            0.47        0.81
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.24)             (0.42)        (0.52)         (0.58)           (0.85)      (0.88)
From net realized gains                          --                 --            --             --            (0.01)         --(c)
                                           ========           ========      ========      =========        =========    ========
Total Distributions Declared to
   Shareholders                               (0.24)             (0.42)        (0.52)         (0.58)           (0.86)      (0.88)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $   9.83           $   9.79      $   9.27      $    8.81        $    9.61    $  10.00
Total return (d) (e)                           2.91%(g)          10.25%        11.50%(f)      (2.39)%           4.93%       8.52%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                         0.72%(i)           0.75%         0.75%          0.75%            0.75%       0.75%
Interest expense allocated from
   Portfolio                                   0.03%(h)             --%(h)        --%(h)       0.03%              --%         --%
Net expenses                                   0.75%(i)           0.75%         0.75%          0.78%            0.75%       0.75%
Net investment income                          4.93%(i)           4.29%         5.81%          6.28%(b)         8.90%       8.97%
Waiver/reimbursement                           0.25%(i)           0.15%         0.24%          0.21%            0.10%       0.14%
Net assets, end of period (000's)          $ 64,616           $ 66,034      $ 89,706      $ 100,912        $ 135,964    $184,661

________________________________________

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, and increase net realized and unrealized loss per share by $0.01. The ratio of net investment income to average net assets increased from 6.27% to 6.28%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c)   Rounds to less than $0.01.

(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's return.

(g)   Not annualized.

(h)   Rounds to less than 0.01%.

(i)   Annualized.


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      19

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEBRUARY 28, 2005               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

NOTE 1. ORGANIZATION

Highland Institutional Floating Rate Income Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. Effective October 18, 2004, Columbia Institutional Floating Rate Income Fund was renamed Highland Institutional Floating Rate Income Fund. Also on that date, Columbia Floating Rate Limited Liability Company was renamed Highland Floating Rate Limited Liability Company (the "Portfolio").

INVESTMENT GOAL

The Fund invests all of its investable assets in the Portfolio. The Portfolio seeks a high level of current income consistent with preservation of capital.

THE PORTFOLIO

The Portfolio is registered under the 1940 Act as a non-diversified, closed-end management investment company and is organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Code of 1986, as amended (the "Code"). At February 28, 2005, the Fund and Highland Floating Rate Fund were the sole investors in the Portfolio and owned 6.6% and 93.4%, respectively, of the Portfolio.

FUND SHARES

The Fund may issue an unlimited number of shares, which are offered continuously at net asset value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

SECURITY VALUATION

The value of the Fund's assets is based on its proportionate share of the current market value of the Portfolio's investments. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Portfolio's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Portfolio's Board of Trustees. In these cases, the Portfolio's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Portfolio's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio's investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

These risks include possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Facility fees received are treated as market discounts. Unamortized facility fees are reflected as deferred fees on the Portfolio's Statement of Assets and Liabilities.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service. Therefore, no federal income tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared by the Fund daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Portfolio's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                   2004               2003
--------------------------------------------------------------------------------
Distributions paid from:
--------------------------------------------------------------------------------
   Ordinary income*                             $3,568,779         $5,397,399
--------------------------------------------------------------------------------
   Long-term capital gains                          --                 --
--------------------------------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
   Undistributed                 Undistributed
     Ordinary                      Long-Term                  Net Unrealized
      Income                     Capital Gains                 Appreciation*
--------------------------------------------------------------------------------
      $35,698                         $ --                       $ 42,839
--------------------------------------------------------------------------------

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales and accretion/amortization on debt securities.

These amounts are as of the most recent tax year end.

Portfolio unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

--------------------------------------------------------------------------------
   Unrealized appreciation                                    $   13,705,110
--------------------------------------------------------------------------------
   Unrealized depreciation                                        (9,014,619)
                                                              --------------
      Net unrealized appreciation                             $    4,690,941
--------------------------------------------------------------------------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

--------------------------------------------------------------------------------
              Year of                            Capital Loss
            Expiration                           Carryforward
--------------------------------------------------------------------------------
               2009                              $     16,991
--------------------------------------------------------------------------------
               2010                                 2,799,382
--------------------------------------------------------------------------------
               2011                                 1,685,798
--------------------------------------------------------------------------------
               2012                                 2,947,361
--------------------------------------------------------------------------------
               Total                             $  7,449,532
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEBRUARY 28, 2005               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER FEES

INVESTMENT ADVISORY FEE

Effective April 15, 2004, Highland Capital Management, L.P. ("Highland") is the investment adviser to the Portfolio. Highland receives a monthly investment advisory fee based on the Portfolio's average daily managed net assets at the following annual rates:

--------------------------------------------------------------------------------
   Average Daily Managed Net Assets                         Annual Fee Rate
--------------------------------------------------------------------------------
             First $1billion                                      0.45%
--------------------------------------------------------------------------------
             Next $1billion                                       0.40%
--------------------------------------------------------------------------------
             Over $2 billion                                      0.35%
--------------------------------------------------------------------------------

Average daily managed net assets of the Portfolio means the average daily value of the total assets of the Portfolio less all accrued liabilities of the Portfolio (other than the aggregate amount of any outstanding borrowing constituting financial leverage).

For the six months ended February 28, 2005, the Portfolio's effective investment advisory fee rate was 0.45%.

Prior to April 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management") was the investment adviser to the Portfolio. Columbia Management was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including Columbia Management and the Fund's transfer agent and distributor, was acquired by Bank of America Corporation.

ADMINISTRATION FEES

Effective October 18, 2004, Highland provides administrative services to the Portfolio and the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily managed assets. The Fund, but not the Portfolio, pays Highland for these services. Under separate sub-administration agreements, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). For the period ended February 28, 2005, Highland received $47,514 in administration fees and paid PFPC $2,376 for their services. This amount is included in the "Administration fee" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Management provided administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily net assets. For the period September 1, 2004 through October 17, 2004, Columbia Management received $16,794 in administration fees, which is included in the "Administration fee" on the Statement of Operations of the Fund.

ACCOUNTING SERVICES FEES

Effective October 18, 2004, the Portfolio and the Fund entered into separate accounting services agreements with PFPC. All fees are paid by the Portfolio. For the period October 18, 2004 through February 28, 2005, PFPC received $95,526 for this service. An allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Management was responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia Management delegated those functions to State Street Bank and Trust Company ("State Street"). As a result, Columbia Management paid the total fees collected under the Outsourcing Agreement to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia Management received from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee. The additional fee rate was calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate was applied to the average daily net assets of the Fund for that month. The Portfolio also paid additional fees for pricing services based on the number of securities held by the Portfolio. For the period September 1, 2004 through October 17, 2004, Columbia Management received pricing and bookkeeping fees of $2,817 from the Fund and $30,460 from the Portfolio. The Fund fee is included in the "Accounting Services fee" and an allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" on the Statement of Operations of the Fund.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

TRANSFER AGENT FEE

Effective October 18, 2004, PFPC provides shareholder services to the Fund. For the period October 18, 2004 through February 28, 2005, PFPC received $6,679 for this service. This fee is included in the "Transfer agent fee" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Funds Services, Inc. ("Columbia Services"), an affiliate of Columbia Management, provided shareholder services to the Fund. For such services, Columbia Services received a fee, paid monthly, at the annual rate of $34 per open account. Columbia Services also received reimbursement for certain out-of-pocket expenses. For the period September 1, 2004 through October 17, 2004, Columbia Services received transfer agent fees, excluding out-of-pocket expenses, of $843 from the Portfolio and $57 from the Fund. An allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" and the Fund fee is included in the "Transfer agent fee" on the Statement of Operations of the Fund.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Highland at any time.

CUSTODY

Effective October 18, 2004, PFPC Trust Company ("PFPC Trust") is the custodian for the Portfolio and Fund. For the period October 18, 2004 through February 28, 2005, PFPC Trust received custody fees of $40,471 from the Portfolio and $500 from the Fund. An allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" and the Fund fee is included in the "Custody fee" on the Statement of Operations of the Fund.

For the period September 1, 2004 through October 17, 2004, the Portfolio and Fund had an agreement with its prior custodian bank, State Street, under which custody fees could have been reduced by balance credits. The Portfolio and Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Highland.

Trustees who are not interested persons (as defined in the 1940 Act) of the Fund each receive an annual retainer fee of $25,000 for services provided as Trustees of the Fund. The Fund and Highland Floating Rate Fund pay $20,000 of this fee (allocated based on their relative net assets). The remaining $5,000 is paid by the Portfolio.

Prior to July 30, 2004, the previous Trustees of the Fund participated in a deferred compensation plan. Any continuing obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $526,450,444 and $322,283,178, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September, and December. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the six months ended February 28, 2005, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the December and March Repurchase Offers 2.70% and 0.00%, respectively, of shares outstanding were repurchased.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Portfolio and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At February 28, 2005, the following sets forth the selling participants with respect to interests in senior loans purchased by the Portfolio on a participation basis.

--------------------------------------------------------------------------------
                                               Principal
 Selling Participant                            Amount               Value
--------------------------------------------------------------------------------
 Goldman Sachs:
   Bridge Information Systems, Inc.
   Multi Term Loan                            $  500,757           $   22,534
--------------------------------------------------------------------------------
 CSFB:
   Quality Distribution, Inc.
   Term Loan                                   2,176,502            2,121,415
--------------------------------------------------------------------------------

NOTE 8. LINE OF CREDIT

On September 13, 2004, the Portfolio entered into a $150,000,000 credit facility used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Portfolio based on its borrowings. In addition, the Portfolio has agreed to pay commitment fees on the unutilized line of credit, which are included in "Other expenses" on the Statement of Operations.

For the six months ended February 28, 2005, the average daily loan balance outstanding on days where borrowings existed was $100,000,000 at a weighted average interest rate of 2.97%.

For the period September 1, 2004 through September 12, 2004, the Portfolio and other previously affiliated funds participated in a $350,000,000 credit facility, for temporary or emergency purposes to facilitate portfolio liquidity. Interest was charged to the Portfolio based on its borrowings. In addition, the Portfolio agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit.

NOTE 9. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Portfolio may focus its investments in the financial services industry, subjecting it to greater risk than a fund that is more diversified.

NON-PAYMENT RISK

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest or principal. Non-payment would result in a reduction of income to the Portfolio, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Securities rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high-yield Senior Loans may result in greater net asset value fluctuation than if the Portfolio did not make such investments.

LEGAL PROCEEDINGS

Prior to April 15, 2004, the Fund was advised by Columbia Management and was part of the Columbia funds complex (the "Columbia Funds"). Several Columbia Funds are defendants in civil lawsuits that have been transferred and consolidated for pretrial proceedings in the United States District Court for the District of Maryland in the Special Multi-District Litigation proceeding (Index No. 04-MO-15863) created for actions involving market timing issues against mutual fund complexes. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts,

--------------------------------------------------------------------------------

FEBRUARY 28, 2005               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

the return of fees paid under those contracts, and restitution. The consolidated amended class action complaint against Columbia-affiliated defendants was filed on September 29, 2004 and does not name the Fund as a defendant or nominal defendant. The consolidated amended fund derivative complaint against Columbia-affiliated defendants was also filed on September 29, 2004 and names the Columbia Funds, collectively, as nominal defendants.

On March 2, 2005, four civil revenue sharing actions alleging, among other things, that various mutual funds advised by Columbia Management and Columbia Wanger Asset Management L.P. inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders, and charged excessive 12b-1 fees, were consolidated into a single action in the United States District Court for Massachusetts (In re Columbia Entities Litigation, Civil Action No. 04-11704-REK). The consolidated complaint has not yet been filed. The Fund was named as a nominal defendant in each of the four revenue sharing actions.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
877.665.1287

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Rd. Suite 1300
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Highland Institutional Floating Rate Income Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, beginning with the fiscal quarter ending November 30, 2004. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Directors and is available upon request without charge by calling
1-877-665-1287.


26
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

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

--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

TABLE OF CONTENTS

Fund Profile .............................................................     1

Financial Statements .....................................................     2

   Investment Portfolio ..................................................     3

   Portfolio Statement of Assets and Liabilities..........................    11

   Portfolio Statement of Operations .....................................    12

   Portfolio Statements of Changes in Net Assets..........................    13

   Portfolio Statement of Cash Flows .....................................    14

   Portfolio Financial Highlights ........................................    15

   Fund Statement of Assets and Liabilities ..............................    16

   Fund Statement of Operations ..........................................    17

   Fund Statements of Changes in Net Assets ..............................    18

   Fund Financial Highlights .............................................    20

   Notes to Financial Statements .........................................    24

Important Information About This Report ..................................    31

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

      A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

                                    OBJECTIVE
                           The Fund invests all of its
                         investable assets in Highland
                         Floating Rate Limited Liability
                         Company (the "Portfolio"). The
                        Portfolio seeks a high level of
                        current income, consistent with
                            preservation of capital.

                                TOTAL NET ASSETS
                                (AS OF 02/28/05)
                                 $922.0 million

The information below gives you a snapshot of your Fund at the end of the reporting period. Your Fund is actively managed and the composition of its portfolio will change over time.

QUALITY BREAKDOWN AS OF 02/28/05 (%)

--------------------------------------------------------------------------
 Ba                                                                  23.9
--------------------------------------------------------------------------
 B                                                                   53.7
--------------------------------------------------------------------------
 Caa                                                                  4.9
--------------------------------------------------------------------------
 NR                                                                  17.1
--------------------------------------------------------------------------
 Other                                                                0.4
--------------------------------------------------------------------------

TOP 5 SECTORS AS OF 02/28/05 (%)

--------------------------------------------------------------------------
 Cable & Satellite Television                                        10.5
--------------------------------------------------------------------------
 Health Care                                                          7.8
--------------------------------------------------------------------------
 Chemicals/Plastics                                                   5.8
--------------------------------------------------------------------------
 Utilities                                                            5.4
--------------------------------------------------------------------------
 Telecommunications/Wireless                                          5.3
--------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF 02/28/05 (%)

--------------------------------------------------------------------------
 General Growth Properties, Inc., Tranche B Term Loan                 2.1
--------------------------------------------------------------------------
 Cricket Communications, Inc., Term Loan B                            1.5
--------------------------------------------------------------------------
 Century Cable Holdings LLC, Term Loan                                1.5
--------------------------------------------------------------------------
 Charter Communications Operating LLC, Tranche B Term Loan            1.4
--------------------------------------------------------------------------
 Hilton Head Communications LP, Revolver                              1.4
--------------------------------------------------------------------------
 LNR Property Corp., Tranche B Term Loan                              1.3
--------------------------------------------------------------------------
 OpBiz LLC, Term Loan A                                               1.2
--------------------------------------------------------------------------
 UPC Financing Partnership, Term Loan C2                              1.2
--------------------------------------------------------------------------
 Qwest Corp., Term Loan B                                             1.1
--------------------------------------------------------------------------
 Acterna Corp., Term Loan                                             1.0
--------------------------------------------------------------------------

Quality is calculated as a percentage of total investments. Sectors and holdings are calculated as a percentage of net assets.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEBRUARY 28, 2005                                    HIGHLAND FLOATING RATE FUND

                                      A GUIDE TO UNDERSTANDING YOUR FUND'S
                                      FINANCIAL STATEMENTS

               INVESTMENT PORTFOLIO   The Investment Portfolio details all of
                                      the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES   This statement details the Fund's assets,
                                      liabilities, net assets and share price
                                      for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

            STATEMENT OF OPERATIONS   This statement details income earned by
                                      the Fund and the expenses accrued by the Fund during the reporting period. The
                                      Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations.

 STATEMENT OF CHANGES IN NET ASSETS   This statement demonstrates how the Fund's
                                      net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net
                                      Assets also details changes in the number of shares outstanding.

            STATEMENT OF CASH FLOWS   The Statement of Cash Flows reports net
                                      cash provided or used by operating,
                                      investing and financing activities and the net effect of those flows on cash and cash equivalents during the period.

      NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational
                                      background of the Fund, its significant
                                      accounting policies (including those
                                      surrounding security valuation, income
                                      recognition and distributions to
                                      shareholders), federal tax information,
                                      fees and compensation paid to affiliates and significant risks and contingencies.

               FINANCIAL HIGHLIGHTS   The Financial Highlights demonstrate how
                                      the Fund's net asset value per share was affected by the fund's operating results.
                                      The Financial Highlights table also
                                      discloses the classes' performance and
                                      certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

VARIABLE RATE SENIOR LOAN NOTES (A) - 97.9%

AEROSPACE/DEFENSE - 0.5%
    1,985,000   CACI International, Inc.
                  Term Loan, 4.59%, 05/03/11 ....................     2,014,775
    3,000,000   Vought Aircraft Industries, Inc.
                  Term Loan, 5.17%, 12/22/11 ....................     3,048,750
                                                                    -----------
                                                                      5,063,525
                                                                    -----------

AIR TRANSPORT - 0.2%
    1,992,350   United Airlines, Inc.
                  Tranche B, 7.50%, 06/30/05 ....................     2,013,509
                                                                    -----------

AUTOMOTIVE - 4.7%
                CSA Acquisition Corp.
    1,150,000     Tranche B Term Loan,
                  4.75%, 12/23/11 ...............................     1,167,969
      616,667     Tranche C Term Loan,
                  4.75%, 12/23/11 ...............................       625,917
                Federal-Mogul Corp.
      392,157     Letter of Credit, 12/09/05 (b) ................       398,039
    1,372,995     Supplemental Revolver,
                  6.15%, 12/09/05 (c) ...........................     1,348,420
    3,607,843     Term Loan, 12/09/11 (b) .......................     3,440,980
    5,000,000     Tranche B Term Loan,
                  5.17%, 06/30/05 ...............................     4,768,750
    1,048,750     Tranche C Term Loan,
                  6.42%, 12/09/05 ...............................     1,055,305
    5,000,000   Goodyear Tire & Rubber Co.
                  Term Loan ABL Tranche A,
                  6.56%, 03/31/06 ...............................     5,068,750
    3,933,729   Hayes Lemmerz International, Inc.
                  Term Loan, 6.24%, 06/03/09 ....................     4,023,890
    3,990,000   J.L. French Automotive Castings, Inc.
                  First Lien Term Loan,
                  6.95%, 07/31/11 ...............................     4,021,601
                Key Automotive Group
    5,526,534     Term Loan B, 5.70%, 06/29/10 ..................     5,630,212
    6,250,000     Term Loan C, 8.02%, 06/25/11 ..................     6,308,625
                Key Plastics Holdings, Inc.
       55,843     Junior Secured Subordinated
                  Notes,
                  18.32%, 04/26/07 (d) ..........................        50,258
      101,433     Senior Secured Subordinated
                  Notes,
                  7.00%, 04/26/07 (d) ...........................        81,146
      913,043   Keystone Automotive Industries, Inc.
                  Term Loan, 5.61%, 10/30/09 ....................       923,315
    3,980,000   Stanadyne Corp.
                  Term Loan, 6.00%, 08/02/10 ....................     4,029,750
                Tenneco Automotive, Inc.
    1,779,338     Tranche B Term Loan, 12/12/10 (b) .............     1,779,338
      907,701     Tranche B-1 Credit Linked Deposit,
                  12/12/10 (b) ..................................       907,701
                                                                    -----------
                                                                     45,629,966
                                                                    -----------

BEVERAGE & TOBACCO - 2.0%
    2,887,500   Caribbean Restaurant LLC
                  Tranche B, 5.34%, 06/30/09 ....................     2,935,317
      853,171   Commonwealth Brands, Inc.
                  Term Loan, 5.94%, 08/28/07 ....................       871,301
    2,825,833   Constellation Brands, Inc.
                  Tranche B Term Loan,
                  4.40%, 11/30/11 ...............................     2,869,238
    5,379,658   Dr. Pepper Bottling Company of
                  Texas Term Loan B,
                  4.48%, 12/19/10 ...............................     5,481,871

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

BEVERAGE & TOBACCO (CONTINUED)
    2,400,000   DS Waters Enterprises LP
                  Term Loan, 6.85%, 11/07/09 ....................     2,232,000
    2,925,135   Southern Wine & Spirits of America,
                  Inc.
                  Term Loan B, 4.81%, 07/02/08 ..................     2,968,544
    2,000,000   Sunny Delight Beverage Co.
                  First Lien Term Loan,
                  6.79%, 08/20/10 ...............................     1,995,000
                                                                    -----------
                                                                     19,353,271
                                                                    -----------

BROADCAST RADIO & TELEVISION - 1.3%
    2,000,000   Emmis Operating Co.
                  Tranche B Term Loan,
                  4.34%, 11/10/11 ...............................     2,026,120
    2,000,000   Freedom Communications, Inc.
                  Tranche B Term Loan,
                  4.60%, 05/18/12 ...............................     2,032,200
    2,654,830   GT Brands LLC
                  Term Loan, 10.50%, 09/30/07 ...................       716,804
    4,331,250   Spanish Broadcasting Systems, Inc.
                  Term Loan B, 5.92%, 10/30/09 ..................     4,412,461
    2,970,000   Warner Music Group
                  Term Loan B, 5.09%, 02/28/11 ..................     3,021,025
                                                                    -----------
                                                                     12,208,610
                                                                    -----------

BUILDING & DEVELOPMENT PRODUCTS - 3.3%
    2,000,000   DESA LLC
                  Term Loan, 11/26/11 (b) .......................     2,017,500
    4,411,930   Lake at Las Vegas Joint Venture
                  First Lien Term Loan,
                  5.32%, 11/01/09 ...............................     4,477,667
                LNR Property Corp.
    2,000,000     Tranche A Term Loan,
                  0.50%, 02/03/08 (c) ...........................     1,961,360
   12,500,000     Tranche B Term Loan,
                  5.59%, 02/03/08 ...............................    12,683,625
                NATG Holdings LLC
    1,039,746     Credit Linked Certificate of
                  Deposit, 0.85%, 01/23/09 ......................       873,386
      960,364     Term Loan A, 7.09%, 01/23/09 ..................       177,667
      700,694     Term Loan B1, 7.69%, 01/23/10 .................       182,180
       72,363     Term Loan B2, 7.69%, 01/23/10 .................        60,785
      995,000   Nortek Holdings, Inc.
                  Term Loan, 4.78%, 08/27/11 ....................     1,011,666
                Woodlands Commercial Property Co.
    4,000,000     Bridge Loan, 4.84%, 08/30/05 ..................     4,030,000
    5,000,000     Mezzanine Loan, 11/30/07 (b) ..................     5,075,000
                                                                    -----------
                                                                     32,550,836
                                                                    -----------

BUSINESS EQUIPMENT & SERVICES - 4.5%
   10,009,865   Acterna Corp.
                  Term Loan, 09/30/07 (b) .......................    10,109,964
    4,666,667   Brickman Group Holdings, Inc.
                  Term Loan, 7.97%, 11/15/09 ....................     4,655,000
                Ferrell Cos., Inc.
    1,500,000     Term Loan, 12/17/11 (b) .......................     1,528,125
    2,000,000     Term Loan, 6.10%, 12/17/11 ....................     2,037,500
    1,736,875   Hillman Group, Inc.
                  Term Loan B, 5.50%, 03/30/11 ..................     1,762,893
    3,228,235   Knoll, Inc.
                  Initial Term Loan, 5.59%, 09/30/11 ............     3,260,518


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      3

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

BUSINESS EQUIPMENT & SERVICES (CONTINUED)
    2,694,716   OfficeMax, Inc.
                  Tranche B Term Loan,
                  4.94%, 10/28/11 ...............................     2,744,245
    1,324,391   URS Corp.
                  Term Loan B, 4.71%, 08/22/08 ..................     1,332,258
    2,000,000   VUTEk, Inc.
                  Term Loan, 06/25/10 (b) .......................     2,010,000
    9,600,000   Washington Group International
                  Term Loan B, 2.57%, 10/03/07 ..................     9,648,000
    5,000,000   Xerox Corp.
                  New Term Loan, 4.42%, 09/30/08 ................     5,052,700
                                                                    -----------
                                                                     44,141,203
                                                                    -----------

CABLE & SATELLITE TELEVISION - 10.5%
    5,000,000   Adelphia Communications Corp.
                  Tranche B DIP Term Loan,
                  03/31/06 (b) ..................................     5,025,000
    1,400,000   Atlantic Broadband Finance LLC
                  Term Loan B, 5.19%, 09/01/11 ..................     1,424,052
                Century Cable Holdings LLC
    3,500,000     Discretionary Term Loan,
                  7.50%, 12/31/09 ...............................     3,486,875
   15,000,000     Term Loan, 7.50%, 06/30/09 ....................    14,957,850
                Charter Communications
                  Operating LLC
    2,000,000     Tranche A Term Loan, 04/27/10 (b) .............     1,998,280
   13,940,000     Tranche B Term Loan,
                  5.98%, 04/27/11 ...............................    14,001,475
   14,087,500   Hilton Head Communications LP
                  Revolver, 5.50%, 09/30/07 .....................    13,864,354
                Insight Midwest Holdings LLC
    1,980,000     Additional Term Loan,
                  5.44%, 12/31/09 ...............................     2,015,264
    1,760,000     Term Loan A, 4.19%, 06/30/09 ..................     1,763,837
    2,970,000     Term Loan B, 5.44%, 12/31/09 ..................     3,022,153
                Mediacom Communications Corp.
    3,920,000     Term Loan A, 4.16%, 03/31/10 ..................     3,905,300
    1,990,000     Term Loan B, 5.04%, 09/30/10 ..................     2,024,825
    1,000,000     Term Loan B, 5.14%, 03/31/13 ..................     1,017,500
                Millennium Digital Media Capital Corp.
    1,405,417     Revolver, 10/31/08 (b) ........................     1,401,904
    4,673,552     Term Loan B, 10/31/08 (b) .....................     4,661,868
    1,421,031     Term Loan C, 10/31/08 (b) .....................     1,417,479
                Olympus Cable Holdings LLC
    9,500,000     Term Loan A, 6.75%, 06/30/10 ..................     9,376,120
    1,000,000     Term Loan B, 7.50%, 09/30/10 ..................       995,310
   11,442,500   UPC Financing Partnership
                  Term Loan C2, 5.98%, 03/31/09 .................    11,621,232
                WideOpenWest LLC
    2,985,000     Incremental Term Loan B,
                  7.06%, 06/22/11 ...............................     3,003,656
    1,984,962     Term Loan B, 7.11%, 06/22/11 ..................     1,997,368
                                                                    -----------
                                                                    102,981,702
                                                                    -----------

CHEMICALS/PLASTICS - 5.8%
    2,500,000   Brenntag AG
                  Term Loan B2, 5.88%, 02/27/12 .................     2,545,850
    7,485,000   Celenese
                  Dollar Term Loan B,
                  5.10%, 04/06/11 ...............................     7,647,125
    7,952,437   Coffeyville, Inc.
                  Term Loan, 7.56%, 05/10/10 ....................     8,071,724

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

CHEMICALS/PLASTICS (CONTINUED)
    7,000,000   Huntsman Co. LLC
                  Term Loan B, 6.15%, 03/31/10 ..................     7,092,960
    3,827,923   Huntsman International LLC
                  Dollar Term B Loan,
                  5.13%, 12/31/10 ...............................     3,896,520
    1,995,954   Innophos, Inc.
                  Tranche B Term Loan,
                  4.86%, 08/13/10 ...............................     2,030,884
                Invista
    3,196,191     Tranche B1, 5.31%, 04/29/11 ...................     3,240,139
    1,442,044     Tranche B2, 5.31%, 04/29/11 ...................     1,461,872
    4,053,851   Kraton Polymers Group of Cos.
                  Term Loan, 5.34%, 12/23/10 ....................     4,120,983
                Nalco Co.
    1,963,782     Term Loan A, 5.18%, 11/04/09 ..................     1,987,348
    1,997,656     Term Loan B, 4.67%, 11/04/10 ..................     2,034,692
    1,870,000   Polypore, Inc.
                  Term Loan, 4.92%, 11/12/11 ....................     1,893,375
    2,000,000   Rockwood Specialties Group, Inc.
                  Tranche B Term Loan,
                  4.95%, 07/30/12 ...............................     2,028,540
    4,985,000   Supresta U.S. LLC
                  Term Loan B, 5.56%, 06/21/11 ..................     5,059,775
    4,365,000   Waddington North America, Inc.
                  Term Loan B, 5.32%, 04/07/11 ..................     4,232,697
                                                                    -----------
                                                                     57,344,484
                                                                    -----------

CLOTHING/TEXTILES - 0.7%
                Polymer Group, Inc.
    3,518,750     First Lien Term Loan,
                  5.78%, 04/27/10 ...............................     3,558,899
    3,000,000     Second Lien Term Loan,
                  8.78%, 04/27/11 ...............................     3,060,000
                                                                    -----------
                                                                      6,618,899
                                                                    -----------

CONGLOMERATE - 1.5%
    3,482,500   Appleton Papers, Inc.
                  Term Loan, 4.56%, 06/11/10 ....................     3,526,588
    2,065,386   Jason, Inc.
                  Term Loan B, 7.14%, 06/30/07 ..................     2,081,289
    2,921,053   Language Line LCC
                  Term Loan B, 6.87%, 06/13/11 ..................     2,957,566
    2,645,872   Mueller Group, Inc.
                  New Term Loan, 5.57%, 04/23/11 ................     2,677,305
    2,985,000   Youth & Family Centered
                  Services, Inc.
                  Term Loan B, 6.77%, 05/28/11 ..................     2,992,463
                                                                    -----------
                                                                     14,235,211
                                                                    -----------

CONTAINER/GLASS PRODUCTS - 3.5%
    1,809,889   Berry Plastics Corp.
                  Term Loan, 4.77%, 06/30/10 ....................     1,838,160
    3,482,500   Consolidated Container Co. LLC
                  Term Loan, 5.13%, 12/15/08 ....................     3,526,031
    7,500,000   Graham Packaging International, Inc.
                  Term Loan B, 5.09%, 10/07/11 ..................     7,635,300
    2,737,646   Graphic Packaging International, Inc.
                  Term Loan C, 5.14%, 08/09/10 ..................     2,787,252
    1,288,115   Kerr Group, Inc.
                  Term Loan, 6.08%, 08/13/10 ....................     1,303,251
    1,815,512   Precise Technology, Inc.
                  First Lien Term Loan,
                  5.56%, 03/31/11 ...............................     1,829,710


4      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

CONTAINER/GLASS PRODUCTS (CONTINUED)
      740,625   Reddy Ice Group, Inc.
                  Term Loan, 5.17%, 08/14/09 ....................       746,180
                Smurfit-Stone Container Corp.
      654,975     Credit Linked Certificate of
                  Deposit,
                  2.49%, 11/01/10 ...............................       665,206
    5,234,431     Tranche B, 4.60%, 11/01/11 ....................     5,315,146
    1,610,594     Tranche C, 4.50%, 11/01/11 ....................     1,631,725
    1,203,125   Sola International, Inc.
                  Term Loan, 5.17%, 12/11/09 ....................     1,218,164
    5,940,000   Solo Cup, Inc.
                  Term Loan, 5.06%, 02/27/11 ....................     6,045,435
                                                                    -----------
                                                                     34,541,560
                                                                    -----------

COSMETICS/TOILETRIES - 0.8%
    1,587,443   Church & Dwight Co., Inc.
                  Tranche B, 4.40%, 05/30/11 ....................     1,610,271
    3,112,842   Johnson Diversey, Inc.
                  Term Loan B, 4.99%, 11/03/09 ..................     3,165,386
    1,000,000   MD Beauty, Inc.
                  Second Lien Term Loan,
                  02/18/13 (b) ..................................     1,015,000
    2,000,000   Revlon Consumer Products Corp.
                  Term Loan, 8.59%, 07/09/10 ....................     2,090,000
                                                                    -----------
                                                                      7,880,657
                                                                    -----------

DIVERSIFIED MANUFACTURING - 0.1%
    1,000,000   GenTek, Inc.
                  Second Lien Term Loan,
                  02/01/12 (b) ..................................     1,025,000
                                                                    -----------

ECOLOGICAL SERVICE & EQUIPMENT - 1.2%
                Allied Waste North America, Inc.
    1,570,450     Term Loan D, 5.09%, 01/15/10 ..................     1,580,752
    4,709,571     Tranche A, 4.59%, 01/15/10 ....................     4,761,565
    4,500,000   Environmental Systems Products
                  Holdings
                  Second Lien, 12.72%, 12/12/10 .................     4,651,875
      711,571   Synagro Technologies, Inc.
                  Term Loan, 5.79%, 05/07/07 ....................       715,129
                                                                    -----------
                                                                     11,709,321
                                                                    -----------

ELECTRONIC/ELECTRIC - 3.3%
    2,500,000   Alliance Laundry Systems LLC
                  Term Loan, 4.84%, 01/27/12 ....................     2,532,825
    2,500,000   Amkor Technology, Inc.
                  Second Lien Term Loan,
                  7.37%, 10/27/10 ...............................     2,618,750
      500,757   Bridge Information Systems, Inc.
                  Multidraw Term Loan,
                  7.25%, 07/07/13 (e) (f) .......................        22,534
    2,000,000   Camp Acquisition Co.
                  Term Loan A, 5.88%, 06/30/11 ..................     2,000,000
    3,000,000   Comsys Information Technology
                  Services, Inc.
                  Second Lien Term Loan,
                  10.00%, 04/30/10 ..............................     3,000,000
    3,000,000   Corel Corp.
                  Second Lien Term Loan,
                  10.59%, 08/15/10 ..............................     3,015,000
      730,135   Itron, Inc.
                  Term Loan B, 4.98%, 06/28/11                          738,043

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

ELECTRONIC/ELECTRIC (CONTINUED)
    5,000,000   ON Semiconductor Corp.
                  Tranche G Term Loan,
                  5.56%, 12/15/11 ...............................     5,009,400
    3,900,000   Seagate Technology Holdings, Inc.
                  Term Loan B, 4.63%, 05/13/07 ..................     3,950,232
    2,250,000   Transfirst Holdings, Inc.
                  Second Lien Term Loan,
                  10.06%, 03/31/11 ..............................     2,300,625
    1,492,500   UGS Corp.
                  Term Loan B, 6.50%, 05/27/11 ..................     1,518,619
    1,000,000   Verifone, Inc.
                  Second Lien Term Loan,
                  8.73%, 12/31/11 ...............................     1,031,880
    5,000,000   Viasystems, Inc.
                  Tranche B Term Loan,
                  6.49%, 09/30/09 ...............................     5,057,800
                                                                    -----------
                                                                     32,795,708
                                                                    -----------

EQUIPMENT LEASING - 1.2%
    1,492,500   National Equipment Service, Inc.
                  Second Lien Term Loan,
                  8.98%, 08/17/10 ...............................     1,529,813
    4,000,000   Neff Rental, Inc.
                  Initial Term Loan, 7.25%, 05/01/08 ............     3,960,000
    5,789,583   United Rentals, Inc.
                  Term Loan C2, 4.92%, 02/14/11 .................     5,896,343
                                                                    -----------
                                                                     11,386,156
                                                                    -----------

FARMING/AGRICULTURE - 0.5%
    4,590,833   AGCO Corp.
                  Term Loan, 4.48%, 01/31/06 ....................     4,675,488
                                                                    -----------

FINANCIAL INTERMEDIARIES - 0.2%
    1,500,000   Metris Cos., Inc.
                  Term Loan, 12.09%, 05/06/07 ...................     1,584,375
                                                                    -----------

FOOD PRODUCTS - 3.1%
    2,986,674   American Seafoods Group LLC
                  Term Loan B, 5.81%, 03/31/09 ..................     3,018,393
    1,995,000   Doane Pet Care Co.
                  Term Loan, 6.43%, 11/05/09 ....................     2,031,150
    7,500,000   Interstate Bakeries Corp.
                  Revolver, 0.50%, 09/22/06 (c) .................     7,448,475
                Interstate Brands Corp.
    1,959,596     Term Loan C, 6.77%, 07/19/07 ..................     1,919,581
    1,875,000     Tranche A, 6.80%, 07/19/06 ....................     1,849,988
    4,183,393   Luigino's, Inc.
                  Term Loan B, 5.53%, 04/02/11 ..................     4,195,190
      985,270   Merisant Co.
                  Term Loan B, 5.48%, 01/11/10 ..................       987,122
    1,820,000   Pierre Foods, Inc.
                  Term Loan B, 4.48%, 06/30/10 ..................     1,843,514
    7,146,000   Pinnacle Foods Holding Corp.
                  Delayed Draw Term Loan,
                  5.81%, 11/25/10 ...............................     7,195,164
                                                                    -----------
                                                                     30,488,577
                                                                    -----------

FOOD SERVICES - 0.7%
    3,246,603   Buffets, Inc.
                  Term Loan, 6.27%, 06/28/09 ....................     3,273,680
    1,000,000   Captain D's Inc., LLC
                  First Lien Term Loan,
                  6.42%, 12/27/10 ...............................     1,007,500


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      5

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

FOOD SERVICES (CONTINUED)
    2,413,139   Domino's, Inc.
                  New Term Loan, 4.31%, 06/25/10 ................     2,445,813
                                                                    -----------
                                                                      6,726,993
                                                                    -----------

FOOD/DRUG RETAIL - 2.0%
    1,869,300   Atkins Nutritionals, Inc.
                  First Lien Term Loan,
                  11.75%, 10/29/09 ..............................     1,637,507
                Jean Coutu Group, Inc.
    2,000,000     Term Loan B, 07/30/11 (b) .....................     2,036,760
    5,472,500     Term Loan B, 5.00%, 07/30/11 ..................     5,573,084
                Michael Foods, Inc.
    3,000,000     Floater Term Loan,
                  6.59%, 11/20/11 ...............................     3,090,000
    4,596,465     Term Loan, 5.07%, 11/21/10 ....................     4,674,605
    3,000,000   Nellson Nutraceutical, Inc.
                  Second Lien Term Loan,
                  12.00%, 04/02/10 ..............................     2,730,000
                                                                    -----------
                                                                     19,741,956
                                                                    -----------

FOREST PRODUCTS - 0.3%
                SP Newsprint Co.
    1,036,667     Term Loan B, 5.67%, 01/08/10 ..................     1,054,166
    1,933,333     Term Loan B Letter of Credit,
                  2.59%, 01/09/08 ...............................     1,965,968
                                                                    -----------
                                                                      3,020,134
                                                                    -----------

HEALTH CARE - 7.5%
                Alliance Imaging, Inc.
      758,588     Term Loan A, 3.50%, 11/02/06 ..................       752,898
    1,587,051     Tranche C Term Loan,
                  4.97%, 12/29/11 ...............................     1,608,381
    6,872,427   Alpharma Operating Corp.
                  Term Loan B, 5.81%, 10/05/08 ..................     6,911,050
    3,066,667   American Medical Response, Inc.
                  Term Loan, 5.60%, 02/10/12 ....................     3,126,099
    3,211,600   Ameripath, Inc.
                  Term Loan, 5.92%, 03/27/10 ....................     3,239,702
    2,992,500   Ardent Health Services
                  Term Loan, 4.80%, 08/12/11 ....................     3,033,647
    2,000,000   Chemed Corp.
                  Term Loan, 08/24/10 (b) .......................     2,035,000
    1,967,677   Davita, Inc.
                  Term Loan B, 4.58%, 03/31/09 ..................     1,977,653
      712,500   dj Orthopedics LLC
                  Term Loan, 4.88%, 05/15/09 ....................       724,969
      699,121   Educate Operating Co. LLC
                  Term Loan, 5.06%, 03/31/11 ....................       703,372
    2,984,962   Express Scripts, Inc.
                  Tranche B Term Loan,
                  4.13%, 02/13/10 ...............................     3,010,454
                FHC Health Systems, Inc.
    1,300,000     Delayed Draw Term Loan,
                  10.40%, 10/31/06 ..............................     1,313,000
    1,857,143     Initial Term Loan,
                  8.40%, 10/31/06 ...............................     1,875,714
    1,500,000     Third Lien Term Loan, 02/07/11 (b) ............     1,530,000
    5,000,000     Third Lien Term Loan,
                  11.77%, 01/14/11 ..............................     5,100,000
    2,549,961   Hanger Orthopedic Group, Inc.
                  Term Loan B, 6.06%, 09/30/09 ..................     2,562,711

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

HEALTH CARE (CONTINUED)
    2,600,000   HealthSouth Corp.
                  Term Loan, 10.38%, 01/16/11 ...................     2,873,000
    6,209,032   Insight Health Services Corp.
                  Tranche B, 6.31%, 10/17/08 ....................     6,243,927
      840,104   Kinetic Concepts, Inc.
                  Term Loan B1, 4.31%, 08/11/10 .................       845,884
    7,703,704   Knowledge Learning Corp.
                  Term Loan, 5.15%, 01/07/12 ....................     7,771,188
                MedAssets, Inc.
      500,000     Second Lien Term Loan,
                  12.56%, 06/16/08 ..............................       510,000
      727,968     Senior Term Loan,
                  7.31%, 03/16/09 ...............................       737,977
    4,000,000   MultiPlan, Inc.
                  Term Loan, 5.31%, 03/04/09 ....................     4,045,000
    1,221,023   Orthofix International N.V.
                  Term Loan B, 4.55%, 12/30/08 ..................     1,238,581
                Select Medical Corp.
    2,000,000     Revolver, 02/24/11 (b) ........................     1,998,760
    3,000,000     Tranche B Term Loan, 02/24/12 (b) .............     3,039,390
    3,482,503   Skilled Healthcare LLC
                  First Lien Term Loan,
                  5.34%, 07/31/10 ...............................     3,521,681
      490,000   Sunrise Medical Holdings, Inc.
                  Term Loan B-1, 5.88%, 05/13/10 ................       495,513
      915,333   VWR International, Inc.
                  Term Loan B, 5.17%, 04/07/11 ..................       932,267
                                                                    -----------
                                                                     73,757,818
                                                                    -----------

HOME FURNISHINGS - 1.0%
                Holmes Group, Inc.
    2,985,000     First Lien Term Loan,
                  5.91%, 11/08/10 ...............................     3,018,581
    2,000,000     Second Lien Term Loan,
                  10.15%, 05/06/11 ..............................     2,030,000
    2,441,406   Home Interiors & Gifts, Inc.
                  Term Loan, 7.17%, 03/31/11 ....................     2,339,697
    2,491,071   Sealy Mattress Co.
                  Term Loan C, 4.80%, 08/06/12 ..................     2,533,121
                                                                    -----------
                                                                      9,921,399
                                                                    -----------

INDUSTRIAL EQUIPMENT - 0.8%
    1,990,002   Blount International, Inc.
                  Term Loan B, 5.31%, 08/09/10 ..................     2,019,016
    1,950,000   Bucyrus International, Inc.
                  Term Loan, 4.38%, 07/28/10 ....................     1,989,000
    1,068,778   Copperweld Corp.
                  Term Loan, 7.17%, 12/16/11 ....................     1,071,450
    1,098,325   Dresser, Inc.
                  Term Loan C, 5.17%, 04/10/09 ..................     1,114,119
    1,471,432   Terex Corp.
                  Term Loan, 4.89%, 07/03/09 ....................     1,489,825
                                                                    -----------
                                                                      7,683,410
                                                                    -----------

INSURANCE - 1.5%
    9,600,000   Conseco, Inc.
                  Term Loan, 6.17%, 06/22/10 ....................     9,801,024
    2,985,000   Mitchell International, Inc.
                  Second Lien Term Loan,
                  8.80%, 08/15/12 ...............................     3,003,656
    1,990,000   WellCare Health Plans, Inc.
                  Term Loan, 6.49%, 05/13/09 ....................     2,007,413
                                                                    -----------
                                                                     14,812,093
                                                                    -----------


6      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

LEISURE GOODS/ACTIVITIES/MOVIES - 4.5%
    3,216,949   AMF Bowling Worldwide, Inc.
                  Term Loan B, 5.39%, 08/27/09 ..................     3,240,046
    2,985,000   Amscan Holdings, Inc.
                  Term Loan B, 5.60%, 04/30/12 ..................     2,996,194
   10,000,000   Blockbuster Entertainment Corp.
                  Term Loan B, 5.32%, 08/20/11 ..................    10,062,500
    1,000,000   Camelbak Products, Inc.
                  Second Lien Term Loan,
                  9.54%, 02/04/12 ...............................     1,014,380
    4,620,000   Carmike Cinemas, Inc.
                  Senior Secured Second Priority
                  Term Loan,
                  5.92%, 02/02/09 ...............................     4,715,264
    2,481,250   Cinemark USA, Inc.
                  Tranche C Term Loan,
                  4.35%, 03/31/11 ...............................     2,512,266
                CNL Hospitality Partners LP
    5,000,000     First Lien Term Loan,
                  5.23%, 09/09/06 ...............................     5,000,000
    3,000,000     Term Loan, 5.09%, 10/13/06 ....................     3,060,000
    1,995,000   Metro-Goldwyn-Mayer Studios, Inc.
                  Term Loan B, 5.06%, 04/30/11 ..................     2,003,100
    5,774,093   Regal Cinemas, Inc.
                  Term Loan, 4.56%, 11/10/10 ....................     5,865,786
    1,576,602   Six Flags Theme Parks, Inc.
                  Term Loan B, 5.09%, 06/30/09 ..................     1,594,985
    1,990,000   Wallace Theaters
                  First Lien Term Loan,
                  5.81%, 07/31/09 ...............................     2,031,034
                                                                    -----------
                                                                     44,095,555
                                                                    -----------

LODGING & CASINOS - 3.8%
      692,600   Ameristar Casinos, Inc.
                  Term Loan B1, 4.63%, 12/20/06 .................       704,720
    3,970,000   Green Valley Ranch Gaming LLC
                  Term Loan B, 4.50%, 12/22/10 ..................     4,024,588
    2,500,000   Mississippi Band of Chocktaw
                  Indians Term Loan,
                  5.02%, 11/04/11 ...............................     2,540,625
                OpBiz LLC
   11,926,349     Term Loan A, 5.56%, 08/31/10 ..................    11,871,726
       28,141     Term Loan B, 6.56%, 08/31/10 ..................        28,012
                Venetian Casino Resort LLC
      683,761     Delayed DrawTerm Loan B,
                  06/15/11 (b) ..................................       692,739
    3,316,239     Term Loan B, 06/15/11 (b) .....................     3,373,245
                Wyndham International, Inc.
    9,860,000     IRL Tranche II, 06/30/06 (b) ..................     9,914,230
    4,360,152     Term Loan I, 7.38%, 06/30/06 ..................     4,378,465
                                                                    -----------
                                                                     37,528,350
                                                                    -----------

NONFERROUS METALS/MINING - 1.1%
      997,500   J W Aluminum Co.
                  First Lien Term Loan,
                  5.89%, 10/20/10 ...............................     1,013,709
                Murray Energy Corp.
    1,000,000     Tranche B Term Loan, 01/28/10 (b) .............     1,017,500
    3,750,000     Tranche B Term Loan,
                  5.94%, 01/28/10 ...............................     3,815,625
                Novelis, Inc.
    1,826,923     Term Loan, 01/07/12 (b) .......................     1,855,935
    3,173,077     Term Loan, 01/07/12 (b) .......................     3,225,433
                                                                    -----------
                                                                     10,928,202
                                                                    -----------

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

OIL/GAS - 3.3%
    5,000,000   ALON USA
                  Term Loan, 10.00%, 01/15/09 ...................     5,125,000
    8,967,425   ATP Oil & Gas Corp.
                  First Lien Term Loan,
                  8.58%, 03/29/09 ...............................     9,146,774
    3,382,353   Basic Energy Services, Inc.
                  Term Loan B, 5.55%, 10/03/09 ..................     3,416,177
    4,027,500   Belden & Blake Corp.
                  Term Loan, 5.69%, 07/07/11 ....................     4,085,415
    1,730,003   Dresser Rand Group, Inc.
                  Tranche B Dollar Term Loan,
                  4.56%, 10/29/11 ...............................     1,761,905
                El Paso Corp.
    2,500,000     Deposit Accounts,
                  2.40%, 11/23/09 ...............................     2,540,250
    3,486,000     Term Loan, 5.44%, 11/23/09 ....................     3,552,234
    1,544,000   Tesoro Petroleum Corp.
                  Initial Term Loan, 7.99%, 04/15/08 ............     1,592,605
    1,320,000   Western Refining Co. LP
                  Term Loan, 6.17%, 08/28/08 ....................     1,339,800
                                                                    -----------
                                                                     32,560,160
                                                                    -----------

PUBLISHING - 3.0%
    3,233,750   Adams Outdoor Advertising LP
                  First Lien Term Loan,
                  4.92%, 10/15/11 ...............................     3,287,624
                Advertising Directory Solutions, Inc.
    2,000,000     First Lien Term Loan,
                  4.72%, 11/09/11 ...............................     2,029,160
    2,000,000     Second Lien Term Loan,
                  6.47%, 05/09/12 ...............................     2,058,500
                Dex Media East LLC
    5,976,992     Term Loan A, 4.52%, 11/08/08 ..................     6,060,191
    1,126,925     Term Loan B, 4.50%, 05/08/09 ..................     1,143,401
    2,309,701   Dex Media West LLC
                  Term Loan A, 4.72%, 09/09/09 ..................     2,343,330
    2,049,486   PRIMEDIA, Inc.
                  Term Loan B, 5.38%, 06/30/09 ..................     2,049,917
    1,748,005   R.H. Donnelley Corp.
                  Term Loan D, 4.28%, 06/30/11 ..................     1,774,994
    1,300,533   Relizon Co.
                  Term Loan, 5.78%, 02/20/11 ....................     1,303,784
    1,306,956   Sun Media Corp.
                  Term Loan B, 4.13%, 02/07/09 ..................     1,320,235
    3,088,750   Transwestern Publishing Co.
                  First Lien Term Loan,
                  4.20%, 02/25/11 ...............................     3,107,591
    2,910,000   VISANT Corp.
                  Tranche B Term Loan,
                  4.81%, 10/04/11 ...............................     2,955,105
                                                                    -----------
                                                                     29,433,832
                                                                    -----------

REAL ESTATE INVESTMENT TRUST - 2.8%
    2,000,000   AIMCO Properties, L.P.
                  Term Loan, 4.75%, 11/02/09 ....................     2,040,000
   20,000,000   General Growth Properties, Inc.
                  Tranche B Term Loan,
                  4.84%, 11/12/08 ...............................    20,302,000
    5,000,000   Strategic Hotel Capital, Inc.
                  Term Loan B2, 5.48%, 07/09/06 .................     4,992,300
                                                                    -----------
                                                                     27,334,300
                                                                    -----------


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      7

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     ------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

RETAILERS - 0.6%
    2,000,000   Dollarama
                  Term Loan B, 5.02%, 11/18/11 ..................     2,030,000
    2,049,951   Harbor Freight Tools USA
                  Term Loan, 4.83%, 07/15/10 ....................     2,065,961
    2,093,163   Prestige Brands Holdings, Inc.
                  Tranche B, 5.40%, 04/06/11 ....................     2,120,301
                                                                    -----------
                                                                      6,216,262
                                                                    -----------

STEEL - 0.3%
    2,887,500   The Techs Industries, Inc.
                  Term Loan, 4.81%, 01/14/10 ....................     2,901,937
                                                                    -----------

SURFACE TRANSPORT - 1.5%
    6,985,000   Helm Holding Corp.
                  Term Loan B, 5.37%, 07/02/10 ..................     7,078,110
      603,922   Pacer International, Inc.
                  New Term Loan, 4.68%, 06/10/10 ................       616,755
                Quality Distribution, Inc.
    2,752,717     Term Loan, 5.64%, 11/13/09 ....................     2,683,046
    2,176,502     Term Loan, 5.64%, 11/13/09 (f) ................     2,121,415
    2,595,963   Transport Industries LP
                  Term Loan B, 6.56%, 06/13/10 ..................     2,600,844
                                                                    -----------
                                                                     15,100,170
                                                                    -----------

TELECOMMUNICATIONS/CELLULAR - 1.4%
    2,985,000   Cellular South, Inc.
                  Term Loan, 4.75%, 05/04/11 ....................     3,031,626
      625,000   Dobson Cellular Systems, Inc.
                  Revolver, 0.63%, 10/21/09 (c) .................       599,219
   10,000,000   Qwest Corp.
                  Term Loan B, 6.95%, 06/30/10 ..................    10,332,400
                                                                    -----------
                                                                     13,963,245
                                                                    -----------

TELECOMMUNICATIONS/COMBINATION - 2.3%
    2,000,000   Alaska Communications Systems
                  Holdings, Inc.
                  Term Loan, 4.64%, 02/01/12 ....................     2,021,560
                Centennial Cellular Operating Co.
    2,250,000     Revolver, 0.50%, 02/09/11 (c) .................     2,248,605
    4,128,300     Term Loan, 4.46%, 02/09/11 ....................     4,192,289
    5,000,000   NTL, Inc.
                  Tranche B Term Loan,
                  5.20%, 04/14/12 ...............................     5,068,750
    4,962,349   PanAmSat Corp.
                  Term Loan B, 5.34%, 08/20/11 ..................     5,038,472
    4,000,000   RCN Corp.
                  Term Loan, 7.06%, 12/21/11 ....................     4,023,360
                                                                    -----------
                                                                     22,593,036
                                                                    -----------

TELECOMMUNICATIONS/WIRELESS - 5.1%
    2,150,000   Bresnan Communications LLC
                  Term Loan B, 6.04%, 09/30/10 ..................     2,181,992
    4,966,667   Consolidated Communications, Inc.
                  Term Loan C, 5.18%, 10/14/11 ..................     5,041,167
                Cricket Communications, Inc.
    5,000,000     Revolver, 0.75%, 01/10/10 (c) .................     4,925,000
   15,000,000     Term Loan B, 5.09%, 01/10/11 ..................    15,182,850
                FairPoint Communications, Inc.
    2,500,000     Initial B Term Loan, 02/08/12 (b) .............     2,541,025
    2,500,000     Initial B Term Loan,
                  4.75%, 02/08/12 ...............................     2,541,025

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

TELECOMMUNICATIONS/WIRELESS (CONTINUED)
    6,500,000   Nextel Partners Operating Corp.
                  Term Loan C, 4.94%, 05/31/11 ..................     6,595,420
    1,000,000   Primus Telecommunications
                  Group, Inc.
                  Term Loan, 9.61%, 02/18/11 ....................     1,005,000
    4,477,500   SBA Senior Finance, Inc.
                  Term Loan, 4.86%, 10/31/08 ....................     4,555,856
    5,994,105   WilTel Communications Group, Inc.
                  Term Loan, 7.00%, 04/01/10 ....................     5,814,282
                                                                    -----------
                                                                     50,383,617
                                                                    -----------

TELECOMMUNICATIONS/WIRELINE - 0.4%
    4,000,000   Valor Telecommunications
                  Enterprises LLC
                  Tranche B Term Loan,
                  5.99%, 02/14/12 ...............................     4,061,000
                                                                    -----------

UTILITIES - 5.1%
    2,605,732   Allegheny Energy, Inc.
                  Term Advances, 4.80%, 03/08/11 ................     2,663,371
    7,000,000   Astoria Energy LLC
                  First Lien Term Loan,
                  7.19%, 04/15/12 ...............................     7,166,250
    2,066,017   Calpine Corp.
                  Second Lien Term Loan B,
                  8.41%, 07/16/07 ...............................     1,833,591
    1,953,933   Infrasource, Inc.
                  Term Loan, 5.56%, 09/30/10 ....................     1,973,472
    2,801,674   Midwest Generations LLC
                  Term Loan, 5.65%, 04/27/11 ....................     2,848,602
                Mirant Corp.
    4,000,000     Revolver, 07/17/05 (b) ........................     2,923,360
    4,000,000     Revolver, 07/15/08 (b) ........................     2,932,520
    5,000,000   Reliant Energy, Inc.
                  Term Loan, 5.06%, 04/30/10 ....................     5,088,400
    4,626,288   Riverside Energy Center LLC
                  Term Loan, 6.98%, 06/24/11 ....................     4,741,945
                Rocky Mountain Energy Center LLC
      361,073     Credit Linked Certificate of
                  Deposit, 2.63%, 06/24/11 ......................       368,295
    3,286,536     Term Loan, 6.98%, 06/24/11 ....................     3,368,699
                Texas Genco LLC
    1,461,538     Delayed Draw Term Loan,
                  1.25%, 12/14/11 (c) ...........................     1,485,741
    9,871,795     Initial Term Loan, 4.48%, 12/14/11 ............    10,043,762
    2,955,000   TNP Enterprises, Inc.
                  Term Loan, 7.72%, 12/31/06 ....................     2,995,631
                                                                    -----------
                                                                     50,433,639
                                                                    -----------

                  Total Variable Rate Senior
                    Loan Notes
                    (Cost $937,217,769) .........................   961,425,166
                                                                    -----------

CORPORATE NOTES AND BONDS - 1.7%

CONTAINER/GLASS PRODUCTS - 0.3%
    2,500,000   Constar International, Inc.
                  Floating Rate Note,
                  6.15%, 02/15/12 (g) ...........................     2,550,000
                                                                    -----------

HEALTH CARE - 0.2%
    2,000,000   Elan Finance
                  Floating Rate Note,
                  6.49%, 11/15/11 (g) ...........................     1,750,000
                                                                    -----------


8      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

CORPORATE NOTES AND BONDS (CONTINUED)

OIL & GAS - 0.4%
    4,000,000   Secunda International Ltd.
                  Floating Rate Note,
                  10.66%, 09/01/12 (g) ..........................     4,000,000
                                                                    -----------

TELECOMMUNICATIONS/CELLULAR - 0.2%
    2,000,000   Dobson Cellular Systems, Inc.
                  Floating Rate Note,
                  7.49%, 11/01/11 (g) ...........................     2,120,000
                                                                    -----------

TELECOMMUNICATIONS/COMBINATION - 0.4%
    4,000,000   US Unwired, Inc.
                  Floating Rate Note, Series B,
                  6.74%, 06/15/10 ...............................     4,200,000
                                                                    -----------

UTILITIES - 0.2%
    2,000,000   Calpine Construction Finance Co. LP
                  Floating Rate Note,
                  11.63%, 08/26/11 (g) ..........................     2,240,000
                                                                    -----------
                  Total Corporate Notes
                    and Bonds
                    (Cost $16,613,840) ..........................    16,860,000
                                                                    -----------

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.5%
    5,000,000   Bear Stearns
                  Series 2004-ESA, Class K,
                  5.09%, 05/14/16 ...............................     5,008,123
                                                                    -----------
                  Total Commercial Mortgage-
                    Backed Security
                    (Cost $5,000,000) ...........................     5,008,123
                                                                    -----------

        SHARES
      ---------

COMMON STOCKS (H) - 0.4%

BUSINESS SERVICES - 0.0%
      322,876   NATG Holdings LLC (d) ...........................             0
                                                                    -----------

DIVERSIFIED MANUFACTURING - 0.0%
        4,015   GenTek, Inc., B Shares ..........................       193,242
                                                                    -----------

ECOLOGICAL SERVICE & EQUIPMENT - 0.0%
        3,445   Environmental Systems Products
                  Holdings (d) ..................................             0
                                                                    -----------

HEALTH CARE - 0.1%
       95,453   Sun Healthcare Group, Inc. ......................       650,989
                                                                    -----------

INDUSTRIAL EQUIPMENT - 0.1%
          400   Copperweld Corp., Class A (d) ...................       232,000
           56   Copperweld Corp., Class B (d) ...................       939,400
                                                                    -----------
                                                                      1,171,400
                                                                    -----------

TELECOMMUNICATIONS/COMBINATION - 0.0%
       87,288   SAVVIS Communications Corp. .....................        66,339
                                                                    -----------

TELECOMMUNICATIONS/WIRELESS - 0.2%
       76,137   Leap Wireless International, Inc. ...............     2,040,472
                                                                    -----------
                    Total Common Stocks
                    (Cost $4,684,320) ...........................     4,122,442
                                                                    -----------

      PAR/
 COMMITMENT ($)                                                      VALUE ($)
---------------                                                     -----------

PREFERRED STOCKS (D) - 0.0%

AUTOMOTIVE - 0.0%
           13   Key Plastics Holdings, Inc. (h) .................             0
                                                                    -----------

DIVERSIFIED MANUFACTURING - 0.0%
       14,382   Superior Essex, Inc., Series A ..................        14,382
                                                                    -----------
                    Total Preferred Stocks
                    (Cost $14,382) ..............................        14,382
                                                                    -----------
         UNITS
         -----

WARRANTS - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%
            4   GenTek, Inc., Class A expires
                  10/31/06 ......................................            14
            2   GenTek, Inc., Class B expires
                  10/31/08 ......................................             8
                                                                    -----------
                                                                             22
                                                                    -----------

UTILITIES - 0.0%
        8,508   CenterPoint Energy, Inc., expires
                  08/01/08 (d) ..................................             0
                                                                    -----------
                  Total Warrants
                    (Cost $34) ..................................            22
                                                                    -----------

UNFUNDED LOAN COMMITMENTS - (1.9)% ..............................   (18,946,153)
                                                                    -----------
TOTAL INVESTMENTS - 98.6% .......................................   968,483,982
                                                                    -----------
    (cost of $963,530,345) (i)

OTHER ASSETS & LIABILITIES, NET - 1.4% ..........................    13,277,359
                                                                    -----------
NET ASSETS - 100.0% .............................................   981,761,341
                                                                    ===========

__________________

(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 28, 2005. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(b)   Unsettled loan. Interest rate cannot be determined at this time.

(c) Unfunded commitment. As of February 28, 2005, the Portfolio had unfunded loan commitments of $18,946,153, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                                          UNFUNDED
                                                            LOAN
      BORROWER                                           COMMITMENT
      --------                                           -----------
      Centennial Cellular Operating Co.                  $ 2,250,000
      Cricket Communications, Inc.                         5,000,000
      Dobson Cellular Systems, Inc.                          625,000
      Federal-Mogul Corp.                                    109,615
      Interstate Bakeries Corp.                            7,500,000
      LNR Property Corp.                                   2,000,000
      Texas Genco LLC                                      1,461,538
                                                         -----------
                                                         $18,946,153
                                                         ===========


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      9

FEBRUARY 28, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

(d) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(e) The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $22,534, which represents 0.0% of net assets.

(f)   Loans held on participation.

(g) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 28, 2005, these securities amounted to $12,660,000 or 1.3% of net assets. These securities have been determined by the Portfolio's investment adviser to be liquid securities.

(h)   Non-income producing security.

(i)   Cost for Federal income tax purposes is $963,793,491.

DIP   Debtor in Possession

IRL   Increasing Rate Loan


10     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2005 (UNAUDITED)   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                       ($)
-------------------------------------------------------------------------------

ASSETS:
    Investments, at cost ......................................     963,530,345
                                                                  -------------
    Investments, at value .....................................     968,483,982
    Cash and cash equivalents .................................      80,491,662
    Receivable for:
       Investments sold .......................................      15,111,697
       Interest and fees ......................................       6,204,236
    Deferred Trustees' compensation plan (Note 4) .............           1,906
                                                                  -------------
          Total Assets ........................................   1,070,293,483

LIABILITIES:
    Deferred facility fees ....................................         255,511
    Payable for:
       Investments purchased ..................................      87,807,040
       Investment advisory fee (Note 4) .......................         329,033
       Trustees' fees (Note 4) ................................           3,333
    Deferred Trustees' fees (Note 4) ..........................           1,906
    Accrued expenses and other liabilities ....................         135,319
                                                                  -------------
          Total Liabilities ...................................      88,532,142
                                                                  -------------
NET ASSETS ....................................................     981,761,341
                                                                  =============


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     11

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                       ($)
-------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest ..................................................      24,207,119
    Dividends .................................................          28,105
    Facility and other fees ...................................       1,250,462
                                                                  -------------
          Total Investment Income .............................      25,485,686

EXPENSES
    Investment advisory fee (Note 4) ..........................       2,020,811
    Transfer agent fee (Note 4) ...............................             843
    Professional fees .........................................         127,404
    Accounting services fee (Note 4) ..........................         142,341
    Trustees' fees (Note 4) ...................................          15,240
    Custody fee (Note 4) ......................................          44,307
    Other expenses ............................................          31,355
                                                                  -------------
          Total Operating Expenses ............................       2,382,301
    Interest expense ..........................................          16,479
    Commitment fee ............................................         130,945
                                                                  -------------
          Total Expenses (Note 8) .............................       2,529,725
    Custody earnings credit (Note 4) ..........................             (36)
                                                                  -------------
          Net Expenses ........................................       2,529,689
                                                                  -------------
    Net Investment Income .....................................      22,955,997
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments ..........................         172,031
    Net change in unrealized appreciation on investments ......       4,016,208
                                                                  -------------
    Net Gain ..................................................       4,188,239
                                                                  -------------
    Net Increase in Net Assets ................................      27,144,236
                                                                  =============


12     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                              SIX MONTHS ENDED
                                                                              FEBRUARY 28, 2005       YEAR ENDED
                                                                                 (UNAUDITED)        AUGUST 31, 2004
                                                                                     ($)                  ($)
                                                                              -----------------     ---------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income ...................................................            22,955,997          32,557,033
Net realized gain on investments ........................................               172,031          12,489,394
Net change in unrealized appreciation on investments ....................             4,016,208          20,295,744
                                                                              -----------------     ---------------
    Net Increase from Operations ........................................            27,144,236          65,342,171
                                                                              -----------------     ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ...........................................................           158,462,053         453,429,815
Withdrawals .............................................................          (100,215,444)       (133,062,921)
                                                                              -----------------     ---------------
    Net Increase from Transactions in Investors' Beneficial Interest ....            58,246,609         320,366,894
                                                                              -----------------     ---------------
    Total Increase in Net Assets ........................................            85,390,845         385,709,065

NET ASSETS
Beginning of period .....................................................           896,370,496         510,661,431
                                                                              -----------------     ---------------
End of period ...........................................................           981,761,341         896,370,496
                                                                              =================     ===============


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     13

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                  ($)
----------------------------------------------------------------------------------------------------------
INCREASE IN CASH

CASH FLOWS USED FOR OPERATING ACTIVITIES
    Net investment income .................................................................     22,955,997

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
    Purchase of investment securities .....................................................   (526,450,444)
    Proceeds from disposition of investment securities ....................................    322,283,178
    Sale of short-term portfolio investments, net .........................................    130,267,000
    Increase in interest and fees receivable ..............................................     (2,132,558)
    Increase in receivable for investments sold ...........................................    (11,445,831)
    Decrease in other assets ..............................................................          5,731
    Decrease in deferred facility fees ....................................................       (189,395)
    Decrease in payable for accrued expenses ..............................................        (51,305)
    Net amortization of premium (discount) ................................................       (832,133)
    Increase in payable for investments purchased .........................................     87,807,040
    Increase in other liabilities .........................................................         27,311
                                                                                              ------------
          Net cash flow provided by operating activities ..................................     22,244,591

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
    Proceeds from capital contributions ...................................................    158,462,053
    Payment of capital withdrawals ........................................................   (100,215,444)
                                                                                              ------------
          Net cash flow provided by financing activities ..................................     58,246,609
                                                                                              ------------
          Net increase in cash ............................................................     80,491,200

CASH
    Cash at beginning of the period .......................................................            462
                                                                                              ------------
    Cash at end of the period .............................................................     80,491,662
                                                                                              ============


14     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SELECTED DATA FOR AN INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       YEAR ENDED AUGUST 31,
                                                       -----------------------------------------------------
                                SIX MONTHS ENDED
                                FEBRUARY 28, 2005
                                   (UNAUDITED)          2004       2003        2002          2001       2000
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA
Total return                         3.06%(e)          10.39%     11.68%(a)   (2.20)%        5.15%      8.73%
Operating expenses                   0.53%(f)           0.52%(b)   0.57%(b)    0.55%(b)      0.53%(b)   0.55%
Interest expense                     0.03%(c)             --%(c)     --%(c)    0.03%           --%        --%
Net expenses                         0.56%(f)           0.52%(b)   0.57%(b)    0.58%(b)      0.53%(b)   0.55%
Net investment income                5.11%(f)           4.45%(b)   5.96%(b)    6.42%(b)(d)   8.94%(b)   9.26%
Portfolio turnover rate                37%(e)             97%        75%         70%           63%        21%

________________________________

(a) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Portfolio's return.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(c)   Rounds to less than 0.01%.

(d) Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(e)   Not annualized.

(f)   Annualized.


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     15

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2005 (UNAUDITED)                        HIGHLAND FLOATING RATE FUND

                                                                                                               ($)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in Portfolio, at cost ................................................................     912,541,519
                                                                                                          ------------
    Investments in Portfolio, at value ...............................................................     917,131,061
    Receivable for:
       Fund shares sold ..............................................................................       6,672,171
    Deferred Trustees' compensation plan (Note 4) ....................................................           6,120
    Other assets .....................................................................................         127,881
                                                                                                          ------------
          Total Assets ...............................................................................     923,937,233

LIABILITIES:
    Payable for:
       Distributions .................................................................................       1,420,268
       Administration fee (Note 4) ...................................................................         137,234
       Trustees' fees (Note 4) .......................................................................          12,333
       Distribution and service fees (Note 4) ........................................................         354,851
    Deferred Trustees' fees (Note 4) .................................................................           6,120
    Accrued expenses and other liabilities ...........................................................          34,451
                                                                                                          ------------
          Total Liabilities ..........................................................................       1,965,257
                                                                                                          ------------
NET ASSETS ...........................................................................................     921,971,976
                                                                                                          ============

COMPOSITION OF NET ASSETS
    Paid-in capital ..................................................................................     932,383,466
    Overdistributed net investment income ............................................................        (387,981)
    Accumulated net realized loss ....................................................................     (14,613,051)
    Net unrealized appreciation on investments allocated from Portfolio ..............................       4,589,542
                                                                                                          ------------
NET ASSETS ...........................................................................................     921,971,976
                                                                                                          ============

CLASS A
    Net assets .......................................................................................     259,322,789
    Shares outstanding ...............................................................................      26,339,738
    Net asset value per share (Net assets/Shares outstanding) ........................................            9.85(a)
    Maximum offering price per share ($9.85 / 0.9650) ................................................           10.21(b)

CLASS B
    Net assets .......................................................................................     182,569,676
    Shares outstanding ...............................................................................      18,551,657
    Net asset value and offering price per share (Net assets/Shares outstanding) .....................            9.84(a)

CLASS C
    Net assets .......................................................................................     302,389,787
    Shares outstanding ...............................................................................      30,726,882
    Net asset value and offering price per share (Net assets/Shares outstanding) .....................            9.84(a)

CLASS Z
    Net assets .......................................................................................     177,689,724
    Shares outstanding ...............................................................................      18,055,335
    Net asset value, offering and redemption price per share (Net assets/Shares outstanding) .........            9.84

____________________________________________________

(a) Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

(b)   On sales of $100,000 or more, the offering price is reduced.


16     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                               ($)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest, dividends and fees allocated from Portfolio (Note 1) ...................................      23,658,118
                                                                                                          ------------
EXPENSES
    Net operating expenses allocated from Portfolio (Note 1) .........................................       2,212,237
    Administration fee (Note 4) ......................................................................         833,400
    Distribution fee: (Note 4)
       Class A .......................................................................................         111,007
       Class B .......................................................................................         409,131
       Class C .......................................................................................         819,527
    Service fee: (Note 4)
       Class A .......................................................................................         283,858
       Class B .......................................................................................         227,295
       Class C .......................................................................................         341,470
    Transfer agent fee (Note 4) ......................................................................         340,101
    Professional fees ................................................................................          71,998
    Accounting services fee (Note 4) .................................................................          42,494
    Trustees' fees (Note 4) ..........................................................................          46,489
    Custody fee (Note 4) .............................................................................           1,024
    Other expenses ...................................................................................         379,163
                                                                                                          ------------
          Total Operating Expenses ...................................................................       6,119,194
    Interest expense allocated from Portfolio (Note 1) ...............................................          15,303
    Commitment fee allocated from Portfolio (Note 1) .................................................         121,596
                                                                                                          ------------
          Total Expenses (Note 8) ....................................................................       6,256,093
    Fees and expenses waived or reimbursed by Investment Adviser (Note 4) ............................        (715,357)
                                                                                                          ------------
          Net Expenses ...............................................................................       5,540,736
                                                                                                          ------------
    Net Investment Income ............................................................................      18,117,382
                                                                                                          ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIO (NOTE 1)
    Net realized gain on investments allocated from Portfolio ........................................         134,988
    Net change in unrealized appreciation on investments allocated from Portfolio ....................       3,753,863
                                                                                                          ------------
    Net Gain .........................................................................................       3,888,851
                                                                                                          ------------
    Net Increase in Net Assets .......................................................................      22,006,233
                                                                                                          ============


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     17

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

                                                                                         SIX MONTHS ENDED
                                                                                         FEBRUARY 28, 2005      YEAR ENDED
                                                                                            (UNAUDITED)       AUGUST 31, 2004
                                                                                                ($)                 ($)
                                                                                         -----------------    ---------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income ...............................................................           18,117,382         23,375,298
Net realized gain on investments allocated from Portfolio ...........................              134,988         11,716,731
Net change in unrealized appreciation on investments allocated from Portfolio .......            3,753,863         16,417,157
                                                                                         -----------------    ---------------
    Net Increase from Operations ....................................................           22,006,233         51,509,186
                                                                                         -----------------    ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income:
    Class A .........................................................................           (5,226,228)        (6,051,546)
    Class B .........................................................................           (3,849,738)        (6,346,275)
    Class C .........................................................................           (5,554,353)        (7,124,188)
    Class Z .........................................................................           (3,729,760)        (3,993,912)
                                                                                         -----------------    ---------------
    Total Distributions Declared to Shareholders ....................................          (18,360,079)       (23,515,921)
                                                                                         -----------------    ---------------

SHARE TRANSACTIONS
Class A:
    Subscriptions ...................................................................           68,974,111        150,174,094
    Distributions reinvested ........................................................            3,521,375          4,056,148
    Redemptions .....................................................................          (36,285,148)       (36,606,622)
                                                                                         -----------------    ---------------
    Net Increase ....................................................................           36,210,338        117,623,620
Class B:
    Subscriptions ...................................................................            4,450,831         42,636,771
    Distributions reinvested ........................................................            2,294,043          3,649,856
    Redemptions .....................................................................          (16,310,258)       (27,516,151)
                                                                                         -----------------    ---------------
    Net Increase (Decrease) .........................................................           (9,565,384)        18,770,476
Class C:
    Subscriptions ...................................................................           53,366,634        166,995,336
    Distributions reinvested ........................................................            3,467,721          4,331,572
    Redemptions .....................................................................          (34,398,838)       (34,117,656)
                                                                                         -----------------    ---------------
    Net Increase ....................................................................           22,435,517        137,209,252
Class Z:
    Subscriptions ...................................................................           49,109,708        126,869,430
    Distributions reinvested ........................................................              808,345          1,029,585
    Redemptions .....................................................................          (12,443,625)       (22,807,614)
                                                                                         -----------------    ---------------
    Net Increase ....................................................................           37,474,428        105,091,401
                                                                                         -----------------    ---------------
    Net Increase from Share Transactions ............................................           86,554,899        378,694,749
                                                                                         -----------------    ---------------
           Total Increase in Net Assets .............................................           90,201,053        406,688,014
                                                                                         -----------------    ---------------

NET ASSETS
Beginning of period .................................................................          831,770,923        425,082,909
End of period (including overdistributed net investment income of $(387,981) and
    $(145,284), respectively) .......................................................          921,971,976        831,770,923
                                                                                         =================    ===============


18     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

                                                                                         SIX MONTHS ENDED
                                                                                         FEBRUARY 28, 2005      YEAR ENDED
                                                                                            (UNAUDITED)       AUGUST 31, 2004
                                                                                         -----------------    ---------------
CHANGES IN SHARES
Class A:
    Subscriptions ...................................................................            7,019,991         15,464,717
    Issued for distributions reinvested..............................................              358,393            416,590
    Redemptions .....................................................................           (3,694,615)        (3,764,250)
                                                                                         -----------------    ---------------
    Net Increase ....................................................................            3,683,769         12,117,057
Class B:
    Subscriptions ...................................................................              453,244          4,402,237
    Issued for distributions reinvested..............................................              233,527            375,744
    Redemptions .....................................................................           (1,661,316)        (2,840,856)
                                                                                         -----------------    ---------------
    Net Increase (Decrease) .........................................................             (974,545)         1,937,125
Class C:
    Subscriptions ...................................................................            5,428,602         17,241,992
    Issued for distributions reinvested..............................................              353,002            445,134
    Redemptions .....................................................................           (3,502,379)        (3,515,347)
                                                                                         -----------------    ---------------
    Net Increase ....................................................................            2,279,225         14,171,779
Class Z:
    Subscriptions ...................................................................            4,998,204         13,152,535
    Issued for distributions reinvested..............................................               82,268            105,643
    Redemptions .....................................................................           (1,266,923)        (2,357,817)
                                                                                         -----------------    ---------------
    Net Increase ....................................................................            3,813,549         10,900,361


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             YEAR ENDED AUGUST 31,
                                                            --------------------------------------------------------
                                         SIX MONTHS ENDED                                                           PERIOD ENDED
                                         FEBRUARY 28, 2005                                                           AUGUST 31,
CLASS A SHARES                              (UNAUDITED)         2004           2003          2002           2001      2000 (a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                 $    9.80      $    9.29      $   8.83      $    9.62      $   10.00     $   10.05

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (b)                         0.22           0.37          0.48           0.54(c)        0.81           0.71
Net realized and unrealized gain (loss)
   allocated from Portfolio                       0.05           0.52          0.46          (0.79)(c)      (0.37)        (0.05)
                                             =========      =========      ========      =========      =========     =========
Total from Investment Operations                  0.27           0.89          0.94          (0.25)          0.44          0.66
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                       (0.22)         (0.38)        (0.48)         (0.54)         (0.82)        (0.71)
From net realized gains                             --             --            --             --(d)          --(d)         --(d)
                                             =========      =========      ========      =========      =========     =========
Total Distributions Declared to
   Shareholders                                  (0.22)         (0.38)        (0.48)         (0.54)         (0.82)        (0.71)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD               $    9.85      $    9.80      $   9.29      $    8.83      $    9.62     $   10.00
Total return (e)(f)                               2.81%(h)       9.65%        11.03%(g)      (2.67)%         4.56%         6.79%(h)

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                            1.12%(j)       1.15%         1.15%          1.15%          1.15%         1.15%(j)
Interest expense allocated from
   Portfolio                                      0.03%(i)         --%(i)        --%(i)       0.03%            --%           --%
Net expenses                                      1.15%(j)       1.15%         1.15%          1.18%          1.15%         1.15%(j)
Net investment income                             4.53%(j)       3.78%         5.39%          5.83%(c)       8.28%         8.53%(j)
Waiver/reimbursement                              0.17%(j)       0.17%         0.28%          0.28%          0.18%         0.13%(j)
Net assets, end of period (000's)            $ 259,323      $ 222,032      $ 97,924      $ 108,583      $ 138,058     $ 147,209

_____________________________________________

(a) Class A Shares were initially offered on November 2, 1999. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.82% to 5.83%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01.

(e) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or CDSC.

(g) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class A Shares return.

(h)   Not annualized.

(i)   Rounds to less than 0.01%.

(j)   Annualized.


20     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             YEAR ENDED AUGUST 31,
                                                            --------------------------------------------------------
                                         SIX MONTHS ENDED                                                            PERIOD ENDED
                                         FEBRUARY 28, 2005                                                            AUGUST 31,
CLASS B SHARES                              (UNAUDITED)         2004           2003          2002           2001       2000 (a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                 $    9.80      $    9.29      $   8.83      $    9.62      $   10.00     $   10.05

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (b)                         0.20           0.34          0.45           0.51(c)        0.77          0.67
Net realized and unrealized gain (loss)
   allocated from Portfolio                       0.05           0.51          0.46          (0.79)(c)      (0.37)        (0.05)
                                             =========      =========      ========      =========      =========     =========
Total from Investment Operations                  0.25           0.85          0.91          (0.28)          0.40          0.62

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                       (0.21)         (0.34)        (0.45)         (0.51)         (0.78)        (0.67)
From net realized gains                             --             --            --             --(d)          --(d)         --(d)
                                             =========      =========      ========      =========      =========     =========
Total Distributions Declared to
   Shareholders                                  (0.21)         (0.34)        (0.45)         (0.51)         (0.78)        (0.67)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD               $    9.84      $    9.80      $   9.29      $    8.83      $    9.62     $   10.00
Total return (e)(f)                               2.53%(h)       9.27%        10.65%(g)      (3.02)%         4.19%         6.35%(h)

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                            1.47%(j)       1.50%         1.50%          1.50%          1.50%         1.50%(j)
Interest expense allocated from
   Portfolio                                      0.03%(i)         --%(i)        --%(i)       0.03%            --%           --%
Net expenses                                      1.50%(j)       1.50%         1.50%          1.53%          1.50%         1.50%(j)
Net investment income                             4.17%(j)       3.51%         5.05%          5.48%(c)       7.93%         8.18%(j)
Waiver/reimbursement                              0.17%(j)       0.17%         0.28%          0.28%          0.18%         0.13%(j)
Net assets, end of period (000's)            $ 182,570      $ 191,365      $163,448      $ 174,707      $ 195,891     $  83,695

_____________________________________________________

(a) Class B Shares were initially offered on November 2, 1999. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.47% to 5.48%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01.

(e) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and no CDSC.

(g) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class B Shares return.

(h)   Not annualized.

(i)   Rounds to less than 0.01%.

(j)   Annualized.


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     21

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             YEAR ENDED AUGUST 31,
                                                            --------------------------------------------------------
                                         SIX MONTHS ENDED                                                             PERIOD ENDED
                                         FEBRUARY 28, 2005                                                             AUGUST 31,
CLASS C SHARES                              (UNAUDITED)         2004           2003          2002           2001         2000 (a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                 $    9.80      $    9.29      $   8.83      $    9.62      $   10.00     $   10.05
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (b)                         0.20           0.32          0.44           0.50(c)        0.76          0.66
Net realized and unrealized gain (loss)
   allocated from Portfolio                       0.04           0.52          0.46          (0.79)(c)      (0.37)        (0.05)
                                             =========      =========      ========      =========      =========     =========
Total from Investment Operations                  0.24           0.84          0.90          (0.29)          0.39          0.61
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                       (0.20)         (0.33)        (0.44)         (0.50)         (0.77)        (0.66)
From net realized gains                             --             --            --             --(d)          --(d)         --(d)
                                             =========      =========      ========      =========      =========     =========
Total Distributions Declared to
   Shareholders                                  (0.20)         (0.33)        (0.44)         (0.50)         (0.77)        (0.66)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD               $    9.84      $    9.80      $   9.29      $    8.83      $    9.62     $   10.00
Total return (e)(f)                               2.46%(h)       9.10%        10.48%(g)      (3.16)%         4.04%         6.20%(h)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                            1.62%(j)       1.65%         1.65%          1.65%          1.65%         1.65%(j)
Interest expense allocated from
   Portfolio                                      0.03%(i)         --%(i)        --%(i)       0.03%            --%           --%
Net expenses                                      1.65%(j)       1.65%         1.65%          1.68%          1.65%         1.65%(j)
Net investment income                             4.02%(j)       3.28%         4.88%          5.33%(c)       7.78%         8.03%(j)
Waiver/reimbursement                              0.17%(j)       0.17%         0.28%          0.28%          0.18%         0.13%(j)
Net assets, end of period (000's)            $ 302,390      $ 278,797      $132,656      $ 137,098      $ 184,399     $  91,664

______________________________________________________

(a) Class C Shares were initially offered on November 2, 1999. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.32% to 5.33%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01.

(e) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and no CDSC.

(g) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class C Shares return.

(h)   Not annualized.

(i)   Rounds to less than 0.01%.

(j)   Annualized.


22     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             YEAR ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         FEBRUARY 28, 2005
CLASS Z SHARES                              (UNAUDITED)         2004           2003          2002           2001          2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                 $    9.80      $    9.29      $   8.83      $    9.62      $   10.00     $   10.07

----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (a)                         0.24           0.40          0.50           0.57(b)        0.84          0.87
Net realized and unrealized gain (loss)
   allocated from Portfolio                       0.04           0.52          0.47          (0.78)(b)      (0.37)        (0.07)
                                             =========      =========      ========      =========      =========     =========
Total from Investment Operations                  0.28           0.92          0.97          (0.21)          0.47          0.80
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                       (0.24)         (0.41)        (0.51)         (0.58)         (0.85)        (0.87)
From net realized gains                             --             --            --             --(c)          --(c)         --(c)
                                             =========      =========      ========      =========      =========     =========
Total Distributions Declared to
   Shareholders                                  (0.24)         (0.41)        (0.51)         (0.58)         (0.85)        (0.87)
==================================================================================================================================
NET ASSET VALUE, END OF PERIOD               $    9.84      $    9.80      $   9.29      $    8.83      $    9.62     $   10.00
Total return (e)(f)                               2.89%(h)      10.03%        11.42%(f)      (2.33)%         4.89%         8.23%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                            0.77%(i)       0.80%         0.80%          0.80%          0.80%         0.80%
Interest expense allocated from
   Portfolio                                      0.03%(g)         --%(g)        --%(g)       0.03%            --%           --%
Net expenses                                      0.80%(i)       0.80%         0.80%          0.83%          0.80%         0.80%
Net investment income                             4.87%(i)       4.12%         5.53%          6.18%(b)       8.63%         8.94%
Waiver/reimbursement                              0.17%(i)       0.17%         0.28%          0.28%          0.18%         0.39%
Net assets, end of period (000's)            $ 177,690      $ 139,577      $ 31,055      $  13,236      $  11,662     $   6,845

_____________________________________________

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 6.17% to 6.18%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c)   Rounds to less than $0.01.

(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class Z Shares return.

(g)   Rounds to less than 0.01%.

(h)   Not annualized.

(i)   Annualized.


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     23

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEBRUARY 28, 2005                                    HIGHLAND FLOATING RATE FUND

NOTE 1. ORGANIZATION

Highland Floating Rate Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. Effective October 18, 2004, Columbia Floating Rate Fund was renamed Highland Floating Rate Fund. Also on that date, Columbia Floating Rate Limited Liability Company was renamed Highland Floating Rate Limited Liability Company (the "Portfolio").

INVESTMENT GOAL

The Fund invests all of its investable assets in the Portfolio. The Portfolio seeks a high level of current income consistent with preservation of capital.

THE PORTFOLIO

The Portfolio is registered under the 1940 Act as a non-diversified, closed-end management investment company and is organized as a Delaware limited liability company. The Portfolio allocates income, expenses and realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Code of 1986, as amended (the "Code"). At February 28, 2005, the Fund and Highland Institutional Floating Rate Income Fund were the sole investors in the Portfolio and owned 93.4% and 6.6%, respectively, of the Portfolio.

FUND SHARES

The Fund may issue an unlimited number of shares and continuously offers four classes of shares: Class A, Class B, Class C and Class Z. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A shares purchased without an initial sales charge by accounts aggregating $1 million to $25 million are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months. Class B shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are not subject to a CDSC. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

SECURITY VALUATION

The value of the Fund's assets is based on its proportionate share of the current market value of the Portfolio's investments. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Portfolio's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Portfolio's Board of Trustees. In these cases, the Portfolio's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                                    HIGHLAND FLOATING RATE FUND

be no assurance that the Portfolio's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio's investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Facility fees received are treated as market discounts. Unamortized facility fees are reflected as deferred fees on the Portfolio's Statement of Assets and Liabilities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses of distribution fees and service fees, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service. Therefore, no federal income tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared by the Fund daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Portfolio's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital losscarryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                            2004                    2003
--------------------------------------------------------------------------------
Distributions paid from:
--------------------------------------------------------------------------------
    Ordinary income*                     $23,515,921             $18,706,968
--------------------------------------------------------------------------------
    Long-term capital gains                  --                       --
--------------------------------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                                    HIGHLAND FLOATING RATE FUND

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
          Undistributed          Undistributed
            Ordinary               Long-Term         Net Unrealized
             Income              Capital Gains       Appreciation*
--------------------------------------------------------------------------------
           $1,036,894                 $--               $551,610
--------------------------------------------------------------------------------

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales and accretion/amortization on debt securities.

These amounts are as of the most recent tax year end.

Portfolio unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

--------------------------------------------------------------------------------
  Unrealized appreciation                                         $ 13,705,110
--------------------------------------------------------------------------------
  Unrealized depreciation                                           (9,014,619)
                                                                  ------------
    Net unrealized appreciation                                   $  4,690,491
--------------------------------------------------------------------------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

--------------------------------------------------------------------------------
    Year of                                                       Capital Loss
  Expiration                                                      Carryforward
--------------------------------------------------------------------------------
     2010                                                         $  7,156,391
--------------------------------------------------------------------------------
     2011                                                            4,178,432
--------------------------------------------------------------------------------
     2012                                                            3,291,779
--------------------------------------------------------------------------------
     Total                                                        $ 14,626,602
--------------------------------------------------------------------------------

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER FEES

INVESTMENT ADVISORY FEE

Effective April 15, 2004, Highland Capital Management, L.P. ("Highland") is the investment adviser to the Portfolio. Highland receives a monthly investment advisory fee based on the Portfolio's average daily managed net assets at the following annual rates:

--------------------------------------------------------------------------------
Average Daily Managed Net Assets                               Annual Fee Rate
--------------------------------------------------------------------------------
        First $1billion                                               0.45%
--------------------------------------------------------------------------------
        Next $1billion                                                0.40%
--------------------------------------------------------------------------------
        Over $2 billion                                               0.35%
--------------------------------------------------------------------------------

Average daily managed net assets of the Portfolio means the average daily value of the total assets of the Portfolio less all accrued liabilities of the Portfolio (other than the aggregate amount of any outstanding borrowing constituting financial leverage).

For the six months ended February 28, 2005, the Portfolio's effective investment advisory fee rate was 0.45%.

Prior to April 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management") was the investment adviser to the Portfolio. Columbia Management was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including Columbia Management and the Fund's transfer agent and distributor, was acquired by Bank of America Corporation.

ADMINISTRATION FEES

Effective October 18, 2004, Highland provides administrative services to the Portfolio and the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily managed assets. The Fund, but not the Portfolio, pays Highland for these services. Under separate sub-administration agreements, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). For the period ended February 28, 2005, Highland received $623,365 in administration fees and paid PFPC $31,168 for their services. This amount is included in the "Administration fee" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Management provided administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily net assets. For the period September 1, 2004 through October 17, 2004, Columbia Management received $210,035 in administration fees, which is included in the "Administration fee" on the Statement of Operations of the Fund.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                                    HIGHLAND FLOATING RATE FUND

ACCOUNTING SERVICES FEES

Effective October 18, 2004, the Portfolio and the Fund entered into separate accounting services agreements with PFPC. All fees are paid by the Portfolio. For the period October 18, 2004 through February 28, 2005, PFPC received $95,526 for this service. An allocated portion of the Portfolio fee is included in the "Net operating expense allocated from Portfolio" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Management was responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia Management delegated those functions to State Street Bank and Trust Company ("State Street"). As a result, Columbia Management paid the total fees collected under the Outsourcing Agreement to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia Management received from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee. The additional fee rate was calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate was applied to the average daily net assets of the Fund for that month. The Fund also paid additional fees for pricing services based on the number of securities held by the Portfolio. For the period September 1, 2004 through October 17, 2004, Columbia Management received pricing and bookkeeping fees of $27,762 from the Fund and $30,460 from the Portfolio. The Fund fee is included in the "Accounting Services fee" and an allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" on the Statement of Operations of the Fund.

TRANSFER AGENT FEE

Effective October 18, 2004, PFPC provides shareholder services to the Fund. For the period October 18, 2004 through February 28, 2005, PFPC received $151,670 for this service. This fee is included in the "Transfer agent fee" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Funds Services, Inc. ("Columbia Services"), an affiliate of Columbia Management, provided shareholder services to the Fund. For such services, Columbia Services received a fee, paid monthly, at the annual rate of $34 per open account. Columbia Services also received reimbursement for certain out-of-pocket expenses. For the period September 1, 2004 through October 17, 2004, Columbia Services received transfer agent fees, excluding out-of-pocket expenses, of $843 from the Portfolio and $98,372 from the Fund. An allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" and the Fund fee is included in the "Transfer agent fee" on the Statement of Operations of the Fund.

SERVICE AND DISTRIBUTION FEES

Effective April 15, 2004, PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. Prior to April 15, 2004, Columbia Funds Distributor, Inc., an affiliate of Columbia Management, served as the principal underwriter of the Fund. The Distributor is paid a CDSC on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2005, the Distributor received $6,900, $77,015 and $42,863 of CDSC on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor not exceeding, on an annual basis, 0.10% for Class A shares and 0.75% for Class B and Class C shares. As of February 28, 2005, the distribution fees paid to the Distributor, on an annual basis, were 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The CDSC and the fees received from the Plan are used principally as repayment for amounts paid to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of distribution and service fees, brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Highland at any time.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                                    HIGHLAND FLOATING RATE FUND

CUSTODY

Effective October 18, 2004, PFPC Trust Company ("PFPC Trust") is the custodian to the Portfolio and Fund. For the period October 18, 2004 through February 28, 2005, PFPC Trust received custody fees of $40,471 from the Portfolio and $500 from the Fund. An allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" and the Fund fee is included in the "Custody fee" on the Statement of Operations of the Fund.

For the period September 1, 2004 through October 17, 2004, the Portfolio and Fund had an agreement with its prior custodian bank, State Street, under which custody fees could have been reduced by balance credits. The Portfolio and Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Highland.

Trustees who are not interested persons (as defined in the 1940 Act) of the Fund each receive an annual retainer fee of $25,000 for services provided as Trustees of the Fund. The Fund and Highland Institutional Floating Rate Income Fund pay $20,000 of this fee (allocated based on their relative net assets). The remaining $5,000 is paid by the Portfolio.

Prior to July 30, 2004, the previous Trustees of the Fund participated in a deferred compensation plan. Any continuing obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $526,450,444 and $322,283,178, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September, and December. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the six months ended February 28, 2005, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the December and March Repurchase Offers, 5.87% and 4.29%, respectively, of shares outstanding were repurchased.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Portfolio and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At February 28, 2005, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                                    HIGHLAND FLOATING RATE FUND

                                                Principal
 Selling Participant                            Amount              Value
--------------------------------------------------------------------------------
 Goldman Sachs:
    Bridge Information Systems, Inc.
    Multi Term Loan                          $   500,757        $     22,534
--------------------------------------------------------------------------------
 CSFB:
    Quality Distribution, Inc.
    Term Loan                                  2,176,502           2,121,415
--------------------------------------------------------------------------------

NOTE 8. LINE OF CREDIT

On September 13, 2004, the Portfolio entered into a $150,000,000 credit facility used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Portfolio based on its borrowings. In addition, the Portfolio has agreed to pay commitment fees on the unutilized line of credit, which are included in "Other expenses" on the Statement of Operations.

For the six months ended February 28, 2005, the average daily loan balance outstanding on days where borrowings existed was $100,000,000 at a weighted average interest rate of 2.97%.

For the period September 1, 2004 through September 12, 2004, the Portfolio and other previously affiliated funds participated in a $350,000,000 credit facility, for temporary or emergency purposes to facilitate portfolio liquidity. Interest was charged to the Portfolio based on its borrowings. In addition, the Portfolio agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit.

NOTE 9. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Portfolio may focus its investments in the financial services industry, subjecting it to greater risk than a Portfolio that is more diversified.

NON-PAYMENT RISK

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Portfolio, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Securities rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high-yield Senior Loans may result in greater net asset value fluctuation than if the Portfolio did not make such investments.

LEGAL PROCEEDINGS

Prior to April 15, 2004, the Fund was advised by Columbia Management and was part of the Columbia funds complex (the "Columbia Funds"). Several Columbia Funds are defendants in civil lawsuits that have been transferred and consolidated for pretrial proceedings in the United States District Court for the District of Maryland in the Special Multi-District Litigation proceeding (Index No. 04-MO-15863) created for actions involving market timing issues against mutual fund complexes. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, and restitution. The consolidated amended class action complaint against Columbia-affiliated defendants was filed on September 29, 2004 and does not name the Fund as a defendant or nominal defendant. The consolidated amended fund derivative complaint against Columbia-affiliated defendants was also filed on September 29, 2004 and names the Columbia Funds, collectively, as nominal defendants.

On March 2, 2005, four civil revenue sharing actions alleging, among other things, that various mutual funds advised by Columbia Management and Columbia Wanger Asset Management L.P. inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders, and charged excessive 12b-1 fees, were consolidated into a single action in the United States District Court for Massachusetts (IN RE COLUMBIA ENTITIES LITIGATION, Civil Action No. 04-11704-REK). The consolidated complaint has not yet been filed. The Fund, but not the Portfolio, was named as a nominal defendant in each of the four revenue sharing actions.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                                    HIGHLAND FLOATING RATE FUND

NOTE 10. SUBSEQUENT EVENT

On March 4, 2005, the Board of Trustees of the Fund approved the closing of the Fund's Class B shares to purchases by new and existing shareholders. The Fund's Class B shares will not accept purchases by new and existing investors after the close of business on May 2, 2005. Existing investors may still reinvest distributions in Class B shares.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
877.665.1287

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Rd. Suite 1300
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Highland Floating Rate Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, beginning with the fiscal quarter ending November 30, 2004. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Directors and is available upon request without charge by calling
1-877-665-1287.

                       This page intentionally left blank

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY
            -------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY  9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY  9, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     MAY  9, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.